UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/18 (Unaudited)

COMMON STOCKS (67.5%)(a)
			Shares	Value

Banking (5.4%)

ABN AMRO Group NV GDR (Netherlands)			165,440	$4,281,791

Bank of Montreal (Canada)			7,965	615,680

BB&T Corp.			761	38,385

BNP Paribas SA (France)			64,389	3,991,122

Canadian Imperial Bank of Commerce (Canada)			6,575	571,952

Capital One Financial Corp.			72,700	6,681,130

China Construction Bank Corp. (China)			2,961,000	2,736,215

Citigroup, Inc.			432,100	28,916,132

DNB ASA (Norway)			244,343	4,766,049

Fifth Third Bancorp			204,300	5,863,410

First Abu Dhabi Bank PJSC (United Arab Emirates)			61,450	203,308

First Hawaiian, Inc.			35,800	1,038,916

Gentera SAB de CV (Mexico)			1,827,800	1,610,579

Grupo Financiero Banorte SAB de CV (Mexico)			231,400	1,360,652

Grupo Financiero Galicia SA ADR (Argentina)(S)			25,493	840,759

HDFC Bank, Ltd. (India)			52,009	1,600,502

HSBC Holdings PLC (United Kingdom)			138,858	1,302,028

IndusInd Bank, Ltd. (India)			48,989	1,381,545

Industrial & Commercial Bank of China, Ltd. (China)			2,135,000	1,597,386

Industrial Bank of Korea (South Korea)			108,417	1,498,090

Japan Post Bank Co., Ltd. (Japan)			59,900	697,927

JPMorgan Chase & Co.			371,819	38,743,539

Lloyds Banking Group PLC (United Kingdom)			1,292,942	1,075,630

Mediobanca Banca di Credito Finanziario SpA (Italy)			42,987	398,359

Mitsubishi UFJ Financial Group, Inc. (Japan)			159,598	909,744

Mizuho Financial Group, Inc. (Japan)			2,911,400	4,904,269

National Bank of Canada (Canada)			11,178	536,687

Northern Trust Corp.			24,600	2,531,094

PNC Financial Services Group, Inc. (The)			5,672	766,287

Popular, Inc. (Puerto Rico)			17,400	786,654

Regions Financial Corp.			426,900	7,590,282

Resona Holdings, Inc. (Japan)			773,500	4,140,145

Sberbank of Russia PJSC ADR (Russia)			210,673	3,032,693

Sumitomo Mitsui Financial Group, Inc. (Japan)			139,100	5,409,968

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			33,900	1,345,100

SunTrust Banks, Inc.			4,600	303,692

Synovus Financial Corp.			24,200	1,278,486

Toronto-Dominion Bank (Canada)			7,524	435,478

U.S. Bancorp			151,938	7,599,939

United Overseas Bank, Ltd. (Singapore)			141,900	2,786,968

				156,168,572
Basic materials (3.1%)

Air Products & Chemicals, Inc.			27,900	4,344,867

Anglo American PLC (United Kingdom)			176,971	3,930,122

ArcelorMittal SA (France)			140,571	4,105,095

Arkema SA (France)			23,394	2,764,207

BASF SE (Germany)			51,853	4,956,898

BHP Billiton, Ltd. (Australia)			259,282	6,506,706

BlueScope Steel, Ltd. (Australia)			88,345	1,128,454

Boliden AB (Sweden)			36,744	1,188,995

Cabot Corp.			17,300	1,068,621

Celanese Corp. Ser. A			28,300	3,142,998

China State Construction International Holdings, Ltd. (China)			926,000	950,125

CIMIC Group, Ltd. (Australia)			35,909	1,124,100

Covestro AG (Germany)			50,092	4,466,534

CTCI Corp. (Taiwan)			610,000	976,368

Domtar Corp.			25,400	1,212,596

Evonik Industries AG (Germany)			92,940	3,181,619

Formosa Chemicals & Fibre Corp. (Taiwan)			519,000	2,068,272

Formosa Plastics Corp. (Taiwan)			367,000	1,354,199

Huntsman Corp.			138,600	4,047,120

Indorama Ventures PCL (Foreign depositary shares) (Thailand)			767,200	1,267,860

Mitsubishi Chemical Holdings Corp. (Japan)			242,800	2,033,805

Mitsubishi Gas Chemical Co., Inc. (Japan)			44,400	1,006,584

Mondi PLC (Austria)			48,359	1,314,386

Newmont Mining Corp.			122,500	4,619,475

Nine Dragons Paper Holdings, Ltd. (China)			1,029,000	1,311,563

nVent Electric PLC (United Kingdom)(NON)			45,300	1,137,030

Packaging Corp. of America			37,200	4,158,588

PETRONAS Chemicals Group (PCG) Bhd (Malaysia)			678,300	1,412,180

Rio Tinto PLC (United Kingdom)			87,046	4,800,836

Royal Gold, Inc.			12,100	1,123,364

Sealed Air Corp.			22,100	938,145

Sherwin-Williams Co. (The)			696	283,669

Skipper, Ltd. (India)(NON)			412,808	985,702

Suzano Papel e Celulose SA (Brazil)			130,181	1,510,479

Taisei Corp. (Japan)			39,800	2,196,432

Univar, Inc.(NON)			25,100	658,624

UPM-Kymmene OYJ (Finland)			14,090	503,125

W.R. Grace & Co.			31,700	2,323,927

Waskita Beton Precast Tbk PT (Indonesia)			32,586,700	832,291

Weyerhaeuser Co.(R)			116,100	4,233,006

				91,168,967
Capital goods (4.9%)

ACS Actividades de Construccion y Servicios SA (Spain)			93,792	3,793,887

AECOM(NON)			31,800	1,050,354

Allison Transmission Holdings, Inc.			85,500	3,461,895

Avery Dennison Corp.			32,900	3,359,090

BAE Systems PLC (United Kingdom)			67,511	576,115

Berry Plastics Group, Inc.(NON)			57,592	2,645,776

Boeing Co. (The)			84,200	28,249,942

BWX Technologies, Inc.			30,800	1,919,456

CAE, Inc. (Canada)			4,495	93,377

Clean TeQ Holdings, Ltd. (Australia)(NON)			1,640,554	977,344

Crown Holdings, Inc.(NON)			8,219	367,882

Cummins, Inc.			52,000	6,916,000

Dassault Aviation SA (France)			310	589,884

Faurecia SA (France)			42,057	2,992,798

Gardner Denver Holdings, Inc.(NON)			34,700	1,019,833

General Dynamics Corp.			2,343	436,759

HD Supply Holdings, Inc.(NON)			35,500	1,522,595

Hitachi, Ltd. (Japan)			716,000	5,054,650

Honeywell International, Inc.			74,723	10,763,848

Huntington Ingalls Industries, Inc.			342	74,142

Ingersoll-Rand PLC			70,100	6,290,073

JTEKT Corp (Japan)			61,100	832,216

KEI Industries, Ltd. (India)(NON)			280,672	1,673,832

L3 Technologies, Inc.			5,086	978,140

Lockheed Martin Corp.			25,300	7,474,379

MAN SE (Germany)			4,476	506,514

Mitsubishi Electric Corp. (Japan)			89,700	1,194,623

Northrop Grumman Corp.			39,874	12,269,230

Pentair PLC			52,200	2,196,576

Raytheon Co.			39,685	7,666,348

Republic Services, Inc.			36,500	2,495,140

Safran SA (France)			2,324	281,919

Sandvik AB (Sweden)			270,313	4,790,456

Singapore Technologies Engineering, Ltd. (Singapore)			202,200	488,248

SKF AB Class B (Sweden)			103,875	1,930,603

Sunny Friend Environmental Technology Co., Ltd. (Taiwan)			187,000	1,318,694

Teledyne Technologies, Inc.(NON)			3,900	776,334

Tupy SA (Brazil)			212,038	980,930

United Tractors Tbk PT (Indonesia)			584,900	1,289,800

Vinci SA (France)			47,405	4,553,016

WABCO Holdings, Inc.(NON)			12,200	1,427,644

Waste Management, Inc.			65,700	5,344,038

				142,624,380
Communication services (2.0%)

ACC Claims Holdings, LLC Class A (Units)(F)			164,400	986

Advanced Info Service PCL (Thailand)			286,000	1,597,042

ARRIS International PLC(NON)			38,033	929,717

AT&T, Inc.			13,446	431,751

BT Group PLC (United Kingdom)			822,136	2,365,557

KDDI Corp. (Japan)			200,900	5,499,958

Megacable Holdings SAB de CV (Units) (Mexico)			325,654	1,341,789

Millicom International Cellular SA SDR (Sweden)			2,643	155,463

Nippon Telegraph & Telephone Corp. (Japan)			106,700	4,853,373

NTT DoCoMo, Inc. (Japan)			122,800	3,130,588

Sky PLC (United Kingdom)			22,261	429,362

Swisscom AG (Switzerland)			8,945	3,998,792

Telstra Corp., Ltd. (Australia)			1,423,916	2,760,875

Verizon Communications, Inc.			588,910	29,628,062

Zayo Group Holdings, Inc.(NON)			4,465	162,883

				57,286,198
Communications equipment (1.0%)

Avaya Holdings Corp.(NON)(S)			10,971	220,298

Cisco Systems, Inc.			671,465	28,893,139

Harris Corp.			2,642	381,875

				29,495,312
Computers (2.3%)

Amadeus IT Holding SA Class A (Spain)			43,472	3,425,219

Apple, Inc.			153,286	28,374,771

CDK Global, Inc.			3,100	201,655

CGI Group, Inc. Class A (Canada)(NON)			988	62,610

Fortinet, Inc.(NON)			90,700	5,662,401

Fujitsu, Ltd. (Japan)			19,000	115,289

HP, Inc.			319,556	7,250,726

MSCI, Inc.			15,800	2,613,794

NetApp, Inc.			116,296	9,132,725

Nuance Communications, Inc.(NON)			120,000	1,666,200

Otsuka Corp. (Japan)			58,000	2,276,205

Synopsys, Inc.(NON)			37,918	3,244,643

TDK Corp. (Japan)			29,200	2,985,539

				67,011,777
Conglomerates (0.4%)

AMETEK, Inc.			42,000	3,030,720

Danaher Corp.			8,598	848,451

Marubeni Corp. (Japan)			457,600	3,492,912

Mitsui & Co., Ltd. (Japan)			237,100	3,956,485

				11,328,568
Consumer cyclicals (9.3%)

ABC-Mart, Inc. (Japan)			22,100	1,209,646

Amazon.com, Inc.(NON)			12,767	21,701,347

Aramark			1,300	48,230

Automatic Data Processing, Inc.			56,200	7,538,668

Berkeley Group Holdings PLC (The) (United Kingdom)			66,696	3,331,026

Booking Holdings, Inc.(NON)			118	239,197

Booz Allen Hamilton Holding Corp.			49,500	2,164,635

Brilliance China Automotive Holdings, Ltd. (China)			918,000	1,656,837

Caesars Entertainment Corp.(NON)			5,084	54,399

Carnival Corp.			108,900	6,241,059

Ctrip.com International, Ltd. ADR (China)(NON)			22,263	1,060,387

Dai Nippon Printing Co., Ltd. (Japan)			47,400	1,061,325

Daimler AG (Registered Shares) (Germany)			4,205	270,527

Dollar General Corp.			32,100	3,165,060

Dollar Tree, Inc.(NON)			25,100	2,133,500

Ecolab, Inc.			1,200	168,396

Extended Stay America, Inc. (Units)			83,700	1,808,757

Fiat Chrysler Automobiles NV (Italy)(NON)			230,278	4,383,565

FleetCor Technologies, Inc.(NON)			21,200	4,465,780

Ford Motor Co.			897,007	9,929,867

Foschini Group, Ltd. (The) (South Africa)			65,691	832,163

Galaxy Entertainment Group, Ltd. (Hong Kong)			559,000	4,328,445

Harvey Norman Holdings, Ltd. (Australia)(S)			284,614	699,287

HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			2	2

Hermes International (France)			2,031	1,241,348

Hilton Worldwide Holdings, Inc.			69,000	5,462,040

Home Depot, Inc. (The)			140,081	27,329,803

Honda Motor Co., Ltd. (Japan)			40,600	1,192,899

Hyatt Hotels Corp. Class A			23,968	1,849,131

Industrivarden AB Class A (Sweden)			68,752	1,389,977

InterContinental Hotels Group PLC (United Kingdom)			2,079	129,337

ISS A/S (Denmark)			3,164	108,660

JNBY Design, Ltd. (China)			445,500	1,020,966

John Wiley & Sons, Inc. Class A			626	39,062

KAR Auction Services, Inc.			42,500	2,329,000

Kimberly-Clark Corp.			5,709	601,386

Kingfisher PLC (United Kingdom)			105,138	411,976

Las Vegas Sands Corp.			83,300	6,360,788

Liberty SiriusXM Group Class A(NON)			27,000	1,216,350

Localiza Rent a Car SA (Brazil)			167,889	1,027,932

Lowe's Cos., Inc.			7,856	750,798

lululemon athletica, Inc. (Canada)(NON)			56,700	7,078,995

Madison Square Garden Co. (The) Class A(NON)			5,500	1,706,045

Marriott International, Inc./MD Class A			300	37,980

Mastercard, Inc. Class A			22,800	4,480,656

Mazda Motor Corp. (Japan)			37,300	458,185

Michael Kors Holdings, Ltd.(NON)			92,789	6,179,747

Modetour Network, Inc. (South Korea)			54,311	1,325,491

Namco Bandai Holdings, Inc. (Japan)			15,500	639,796

Naspers, Ltd. Class N (South Africa)			19,296	4,890,280

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

New Middle East Other Assets GmbH (acquired 8/12/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

News Corp. Class A			94,696	1,467,788

Next PLC (United Kingdom)			6,340	506,127

Nissan Motor Co., Ltd. (Japan)			54,200	527,730

Owens Corning			54,800	3,472,676

Peugeot SA (France)			192,366	4,386,573

Poya International Co., Ltd. (Taiwan)			101,820	1,095,395

ProSiebenSat.1 Media SE (Germany)			97,362	2,468,681

PVH Corp.			48,883	7,318,763

Ralph Lauren Corp.			11,700	1,470,924

Randstad Holding NV (Netherlands)			21,186	1,243,385

Ross Stores, Inc.			104,998	8,898,581

Royal Caribbean Cruises, Ltd.			60,100	6,226,360

RTL Group SA (Belgium)			20,387	1,382,337

Scotts Miracle-Gro Co. (The) Class A			800	66,528

Secom Co., Ltd. (Japan)			1,700	130,623

ServiceMaster Global Holdings, Inc.(NON)			28,100	1,671,107

SHINSEGAE, Inc. (South Korea)			3,269	1,177,661

Signet Jewelers, Ltd.			39,900	2,224,425

Sony Corp. (Japan)			20,700	1,058,978

Sporton International, Inc. (Taiwan)			205,000	995,129

Suzuki Motor Corp. (Japan)			7,446	411,458

Tapestry, Inc.			14,900	695,979

Taylor Wimpey PLC (United Kingdom)			1,719,527	4,058,921

Tiffany & Co.			56,500	7,435,400

TJX Cos., Inc. (The)			8,705	828,542

Toll Brothers, Inc.			81,900	3,029,481

Toppan Printing Co., Ltd. (Japan)			176,000	1,379,831

Total System Services, Inc.			39,700	3,355,444

Toyota Motor Corp. (Japan)			46,400	3,004,904

TUI AG (Germany)			176,706	3,876,099

Twenty-First Century Fox, Inc.			73,400	3,616,418

VF Corp.			61,100	4,980,872

Visteon Corp.(NON)			18,100	2,339,244

Volvo AB (Sweden)			265,111	4,222,867

Wal-Mart de Mexico SAB de CV (Mexico)			822,000	2,169,622

Walt Disney Co. (The)			122,018	12,788,707

Worldpay, Inc. Class A(NON)			3,913	320,005

Wyndham Destinations, Inc.			100,300	4,440,281

Xinyi Glass Holdings, Ltd. (China)			1,058,000	1,293,237

Yamada Denki Co., Ltd. (Japan)			12,200	60,716

				269,848,534
Consumer finance (0.4%)

American Express Co.			8,640	846,720

Chailease Holding Co., Ltd. (Taiwan)			640,000	2,099,152

Discover Financial Services			78,900	5,555,349

Housing Development Finance Corp., Ltd. (India)			80,753	2,248,921

				10,750,142
Consumer staples (5.3%)

Altria Group, Inc.			3,496	198,538

Asahi Group Holdings, Ltd. (Japan)			8,700	445,707

Ashtead Group PLC (United Kingdom)			59,719	1,778,808

Associated British Foods PLC (United Kingdom)			74,831	2,698,052

Bright Horizons Family Solutions, Inc.(NON)			258	26,450

Carlsberg A/S Class B (Denmark)			4,457	524,787

Coca-Cola Amatil, Ltd. (Australia)			235,389	1,602,637

Coca-Cola Co. (The)			342,900	15,039,594

Coca-Cola European Partners PLC (United Kingdom)			2,159	87,742

ConAgra Foods, Inc.			113,600	4,058,928

Constellation Brands, Inc. Class A			3,710	812,008

Dr. Pepper Snapple Group, Inc.			26,400	3,220,800

Estee Lauder Cos., Inc. (The) Class A			52,400	7,476,956

Global Fashion Group SA (acquired 8/2/13, cost $43,833) (Private) (Luxembourg)(NON)(F)(RES)			1,036	9,728

Grape King Bio, Ltd. (Taiwan)			181,000	1,365,433

Gruma SAB de CV Class B (Mexico)			175,365	2,141,793

Henkel AG & Co. KGaA (Preference) (Germany)			4,490	574,600

Hershey Co. (The)			51,154	4,760,391

Imperial Brands PLC (United Kingdom)			14,867	553,577

Ingredion, Inc.			19,593	2,168,945

ITOCHU Corp. (Japan)			261,700	4,745,182

J Sainsbury PLC (United Kingdom)			1,070,283	4,535,423

Japan Tobacco, Inc. (Japan)			19,800	553,502

Jubilant Foodworks, Ltd. (India)			26,229	530,763

Jubilant Foodworks, Ltd. (India)(F)			26,229	530,763

Kao Corp. (Japan)			23,400	1,785,937

Kirin Holdings Co., Ltd. (Japan)			80,900	2,165,079

Koninklijke Ahold Delhaize NV (Netherlands)			215,469	5,154,910

Liberty Expedia Holdings, Inc. Class A(NON)			861	37,832

LKQ Corp.(NON)			67,900	2,166,010

ManpowerGroup, Inc.			27,000	2,323,620

Marine Harvest ASA (Norway)			102,332	2,037,564

McDonald's Corp.			5,701	893,290

Molson Coors Brewing Co. Class B			63,100	4,293,324

Mondelez International, Inc. Class A			250,200	10,258,200

Monster Beverage Corp.(NON)			6,048	346,550

Nestle SA (Switzerland)			35,040	2,712,684

PepsiCo, Inc.			174,567	19,005,109

Pinnacle Foods, Inc.			40,213	2,616,258

Pola Orbis Holdings, Inc. (Japan)			40,000	1,761,279

Procter & Gamble Co. (The)			54,333	4,241,234

Swedish Match AB (Sweden)			70,535	3,491,535

Sysco Corp.			132,642	9,058,122

Tesco PLC (United Kingdom)			441,995	1,497,050

Unicharm Corp. (Japan)			3,800	114,396

US Foods Holding Corp.(NON)			7,845	296,698

Walgreens Boots Alliance, Inc.			143,900	8,636,159

WH Group, Ltd. (Hong Kong)			3,780,500	3,079,101

WM Morrison Supermarkets PLC (United Kingdom)			204,881	680,657

Woolworths Group, Ltd. (Australia)			195,279	4,410,635

Xiabuxiabu Catering Management China Holdings Co., Ltd. (China)(S)			730,500	1,595,897

				155,100,237
Electronics (2.5%)

Agilent Technologies, Inc.			105,200	6,505,568

Corning, Inc.			3,164	87,042

Hoya Corp. (Japan)			82,800	4,710,809

Jabil, Inc.			37,800	1,045,548

Keyence Corp. (Japan)			1,300	734,571

Keysight Technologies, Inc.(NON)			38,500	2,272,655

MediaTek, Inc. (Taiwan)			324,000	3,188,087

NVIDIA Corp.			108,600	25,727,340

NXP Semiconductor NV(NON)			239	26,116

Rockwell Automation, Inc.			30,300	5,036,769

Samsung Electronics Co., Ltd. (South Korea)			238,030	9,963,302

Samsung Electronics Co., Ltd. (Preference) (South Korea)			46,297	1,564,004

Sino-American Silicon Products, Inc. (Taiwan)			313,000	1,262,738

SK Hynix, Inc. (South Korea)			30,200	2,322,243

SMC Corp. (Japan)			1,000	366,978

Texas Instruments, Inc.			61,819	6,815,545

				71,629,315
Energy (4.0%)

Canvest Environmental Protection Group Co., Ltd. (China)(S)			3,131,000	1,680,115

China Everbright Greentech, Ltd. (China)			1,497,000	1,564,622

CNOOC, Ltd. (China)			1,253,000	2,162,438

ConocoPhillips			201,100	14,000,582

Equinor ASA (Norway)			185,028	4,897,027

Exxon Mobil Corp.			9,704	802,812

Formosa Petrochemical Corp. (Taiwan)			192,000	771,438

Geopark, Ltd. (Colombia)(NON)			57,200	1,180,608

Halcon Resources Corp.(NON)(S)			8,621	37,846

Halliburton Co.			250,100	11,269,506

Hilong Holding, Ltd. (China)			3,608,000	561,048

Lukoil PJSC ADR (Russia)			47,604	3,249,074

Marathon Petroleum Corp.			7,373	517,290

Motor Oil (Hellas) Corinth Refineries SA (Greece)			40,457	812,419

MWO Holdings, LLC (Units)(F)			89	7,209

Nine Point Energy(F)			1,624	22,346

Occidental Petroleum Corp.			170,616	14,277,147

OMV AG (Austria)			5,129	290,560

ONEOK, Inc.			58,600	4,092,038

PBF Energy, Inc. Class A			73,400	3,077,662

Phillips 66			2,222	249,553

Repsol SA (Spain)			272,962	5,330,292

Royal Dutch Shell PLC Class A (United Kingdom)			10,789	373,888

Royal Dutch Shell PLC Class B (United Kingdom)			221,789	7,933,066

SandRidge Energy, Inc.(NON)			3,783	67,110

Sasol, Ltd. (South Africa)			73,282	2,675,456

Tervita Corp. Class A (Canada)			179	1,362

TOTAL SA (France)			149,463	9,089,045

Valero Energy Corp.			164,221	18,200,613

Williams Cos., Inc. (The)			285,800	7,748,038

Woodside Petroleum, Ltd. (Australia)			24,224	635,690

				117,577,900
Financial (1.3%)

3i Group PLC (United Kingdom)			245,166	2,912,774

Ally Financial, Inc.			140,200	3,683,054

Assurant, Inc.			25,300	2,618,297

Bank of Nova Scotia (The) (Canada)			10,882	616,176

BGC Partners, Inc. Class A			96,100	1,087,852

Broadridge Financial Solutions, Inc.			26,400	3,038,640

CIT Group, Inc.			74,300	3,745,463

CME Group, Inc.			2,170	355,706

CoreLogic, Inc.(NON)			17,337	899,790

CTBC Financial Holding Co., Ltd. (Taiwan)			5,051,000	3,636,435

Edelweiss Financial Services, Ltd. (India)			507,392	2,180,938

Eurazeo SA (France)			5,573	422,253

Hana Financial Group, Inc. (South Korea)			42,333	1,627,608

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)			78,300	2,355,308

Intercontinental Exchange, Inc.			850	62,518

Macquarie Group, Ltd. (Australia)			29,542	2,703,305

ORIX Corp. (Japan)			270,600	4,282,086

Santander Consumer USA Holdings, Inc.			73,500	1,403,115

Shriram Transport Finance Co., Ltd. (India)			69,610	1,320,218

				38,951,536
Government (—%)

Poste Italiane SpA (Italy)			9,937	82,965

				82,965
Health care (7.7%)

AbbVie, Inc.			72,243	6,693,314

ABIOMED, Inc.(NON)			18,600	7,608,330

Akorn, Inc.(NON)			4,736	78,570

Alfresa Holdings Corp. (Japan)			13,000	305,875

Allergan PLC			11,865	1,978,133

Amgen, Inc.			59,908	11,058,418

Anthem, Inc.			55,779	13,277,075

Astellas Pharma, Inc. (Japan)			360,200	5,494,990

Baxter International, Inc.			104,384	7,707,715

Biogen, Inc.(NON)			12,472	3,619,873

Boston Scientific Corp.(NON)			206,188	6,742,348

Bristol-Myers Squibb Co.			199,922	11,063,683

Celgene Corp.(NON)			36,859	2,927,342

Centene Corp.(NON)			41,500	5,113,215

Charles River Laboratories International, Inc.(NON)			17,600	1,975,776

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			1,352,000	1,170,093

Cigna Corp.			49,800	8,463,510

Dentsply Sirona, Inc.			93,300	4,083,741

Eli Lilly & Co.			127,229	10,856,451

Fleury SA (Brazil)			150,306	1,025,761

Fresenius Medical Care AG & Co., KGaA (Germany)			47,946	4,839,835

Gilead Sciences, Inc.			90,454	6,407,761

GlaxoSmithKline PLC (United Kingdom)			220,847	4,455,763

Hill-Rom Holdings, Inc.			10,300	899,602

Humana, Inc.			31,207	9,288,139

Intuitive Surgical, Inc.(NON)			98	46,891

Ipsen SA (France)			7,890	1,236,618

Johnson & Johnson			130,758	15,866,176

McKesson Corp.			56,100	7,483,740

Medipal Holdings Corp. (Japan)			74,700	1,503,244

Merck & Co., Inc.			200,558	12,173,871

Mettler-Toledo International, Inc.(NON)			66	38,190

Mitsubishi Tanabe Pharma Corp. (Japan)			24,400	421,818

Novartis AG (Switzerland)			118,798	8,998,301

PerkinElmer, Inc.			876	64,149

Pfizer, Inc.			189,447	6,873,137

Recordati SpA (Italy)			86,196	3,420,258

Roche Holding AG (Switzerland)			42,029	9,352,091

Shionogi & Co., Ltd. (Japan)			67,200	3,454,231

Sonic Healthcare, Ltd. (Australia)			4,807	87,264

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)			3,800	445,161

Thermo Fisher Scientific, Inc.			327	67,735

UCB SA (Belgium)			37,034	2,903,129

UnitedHealth Group, Inc.			1,517	372,181

Vertex Pharmaceuticals, Inc.(NON)			19,815	3,367,757

Waters Corp.(NON)			5,400	1,045,386

WellCare Health Plans, Inc.(NON)			15,400	3,792,096

Zoetis, Inc.			52,089	4,437,462

				224,586,199
Insurance (2.6%)

Aegon NV (Netherlands)			66,755	398,913

Ageas (Belgium)			96,239	4,852,469

Allianz SE (Germany)			33,105	6,840,763

Allstate Corp. (The)			5,700	520,239

American Financial Group, Inc.			12,400	1,330,892

Athene Holding, Ltd. Class A(NON)			39,200	1,718,528

AXA SA (France)			175,656	4,303,437

Axis Capital Holdings, Ltd.			14,300	795,366

Berkshire Hathaway, Inc. Class B(NON)			117	21,838

Cathay Financial Holding Co., Ltd. (Taiwan)			1,334,000	2,353,976

DB Insurance Co., Ltd. (South Korea)			25,712	1,361,156

Discovery, Ltd. (South Africa)			140,453	1,508,967

Hartford Financial Services Group, Inc. (The)			101,200	5,174,356

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			30,369	918,291

IRB Brasil Resseguros SA (Brazil)			76,219	950,832

Legal & General Group PLC (United Kingdom)			1,316,089	4,618,801

Lincoln National Corp.			51,900	3,230,775

Loews Corp.			80,681	3,895,279

MetLife, Inc.			142,900	6,230,440

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			21,507	4,557,824

Old Republic International Corp.			8,410	167,443

Ping An Insurance Group Co. of China, Ltd. Class H (China)			233,500	2,148,810

Principal Financial Group, Inc.			43,800	2,319,210

Prudential Financial, Inc.			78,400	7,331,184

Reinsurance Group of America, Inc.			893	119,198

RenaissanceRe Holdings, Ltd.			8,700	1,046,784

Swiss Re AG (Switzerland)			37,246	3,218,358

Travelers Cos., Inc. (The)			2,652	324,446

Validus Holdings, Ltd.			18,300	1,237,080

XL Group, Ltd. (Bermuda)			63,800	3,569,610

Zurich Insurance Group AG (Switzerland)			1,074	318,580

				77,383,845
Investment banking/Brokerage (1.2%)

Ameriprise Financial, Inc.			45,600	6,378,528

Daiwa Securities Group, Inc. (Japan)			95,000	551,989

E*Trade Financial Corp.(NON)			143,700	8,788,692

Goldman Sachs Group, Inc. (The)			27,300	6,021,561

Morgan Stanley			229,100	10,859,340

Partners Group Holding AG (Switzerland)			2,660	1,951,135

Schroders PLC (United Kingdom)			10,244	426,821

				34,978,066
Photography/Imaging (0.1%)

Sunny Optical Technology Group Co., Ltd. (China)			79,900	1,486,872

				1,486,872
Real estate (2.3%)

AGNC Investment Corp.(R)			51,436	956,195

American Homes 4 Rent(R)			77,300	1,714,514

Annaly Capital Management, Inc.(R)			26,988	277,707

Apartment Investment & Management Co. Class A(R)			33,200	1,404,360

Apple Hospitality REIT, Inc.(R)			55,196	986,904

Brandywine Realty Trust(R)			63,388	1,069,989

Brixmor Property Group, Inc.(R)			123,400	2,150,862

Camden Property Trust(R)			1,800	164,034

CBRE Group, Inc. Class A(NON)			59,800	2,854,852

Cheung Kong Property Holdings, Ltd. (Hong Kong)			629,000	4,994,735

Chimera Investment Corp.(R)			6,867	125,529

Corporate Office Properties Trust(R)			2,500	72,475

Douglas Emmett, Inc.(R)			25,100	1,008,518

Duke Realty Corp.(R)			78,631	2,282,658

Emaar Development PJSC (United Arab Emirates)(NON)			1,042,938	1,437,266

Empire State Realty Trust, Inc. Class A(R)			41,900	716,490

EPR Properties(R)			2,300	149,017

Equity Commonwealth(NON)(R)			1,821	57,362

Equity Lifestyle Properties, Inc.(R)			12,000	1,102,800

Equity Residential Trust(R)			76,307	4,859,993

Gaming and Leisure Properties, Inc.(R)			35,900	1,285,220

HCP, Inc.(R)			119,300	3,080,326

Highwoods Properties, Inc.(R)			30,016	1,522,712

Hudson Pacific Properties, Inc.(R)			33,534	1,188,110

Jones Lang LaSalle, Inc.			11,300	1,875,687

Kerry Properties, Ltd. (Hong Kong)			157,000	751,421

Liberty Property Trust(R)			32,954	1,460,851

Life Storage, Inc.(R)			10,300	1,002,293

MFA Financial, Inc.(R)			8,798	66,689

New Residential Investment Corp.(R)			80,702	1,411,478

New World Development Co., Ltd. (Hong Kong)			95,000	133,680

Nomura Real Estate Holdings, Inc. (Japan)			38,000	843,644

Outfront Media, Inc.(R)			34,600	672,970

Paramount Group, Inc.(R)			54,500	839,300

Park Hotels & Resorts, Inc.(R)			67,100	2,055,273

Persimmon PLC (United Kingdom)			112,872	3,772,207

Piedmont Office Realty Trust, Inc. Class A(R)			3,173	63,238

Rayonier, Inc.(R)			24,600	951,774

Senior Housing Properties Trust(R)			47,200	853,848

SL Green Realty Corp.(R)			30,900	3,106,377

Spirit MTA REIT(NON)(R)			1,290	13,287

Spirit Realty Capital, Inc.(R)			260,100	2,088,603

Starwood Property Trust, Inc.(R)			69,455	1,507,868

Sun Communities, Inc.(R)			12,800	1,252,864

Sun Hung Kai Properties, Ltd. (Hong Kong)			105,000	1,584,582

Swiss Prime Site AG (Switzerland)			2,288	210,474

Two Harbors Investment Corp.(R)			6,721	106,192

UDR, Inc.(R)			4,370	164,050

Vornado Realty Trust(R)			38,600	2,853,312

WP Carey, Inc.(R)			10,300	683,405

				65,787,995
Semiconductor (0.7%)

Applied Materials, Inc.			94,549	4,367,218

Globalwafers Co., Ltd. (Taiwan)			68,000	1,130,787

Inari Amertron Bhd (Malaysia)			1,800,800	1,007,503

KLA-Tencor Corp.			54,500	5,587,885

Maxim Integrated Products, Inc.			4,817	282,565

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			1,022,350	7,259,746

				19,635,704
Software (2.8%)

Amdocs, Ltd.			43,577	2,884,362

Black Knight, Inc.(NON)			29,300	1,569,015

CA, Inc.			76,200	2,716,530

Cadence Design Systems, Inc.(NON)			69,000	2,988,390

F5 Networks, Inc.(NON)			32,059	5,528,575

Intuit, Inc.			61,137	12,490,595

Microsoft Corp.			200,197	19,741,426

Nexon Co., Ltd. (Japan)(NON)			44,400	645,257

Oracle Corp.			396,000	17,447,760

Red Hat, Inc.(NON)			52,295	7,026,879

Tencent Holdings, Ltd. (China)			198,800	9,978,515

				83,017,304
Technology services (4.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			48,023	8,909,707

Alphabet, Inc. Class A(NON)			50,275	56,770,027

Cafe24 Corp. (South Korea)(NON)			7,830	1,257,577

Cognizant Technology Solutions Corp. Class A			110,698	8,744,035

Computershare, Ltd. (Australia)			37,003	504,688

Dell Technologies, Inc. Class V(NON)			54,077	4,573,833

Dun & Bradstreet Corp. (The)			18,800	2,305,820

eBay, Inc.(NON)			20,673	749,603

Facebook, Inc. Class A(NON)			99,286	19,293,256

Fidelity National Information Services, Inc.			47,900	5,078,837

Fiserv, Inc.(NON)			5,000	370,450

Genpact, Ltd.			2,622	75,854

IBM Corp.			76,600	10,701,020

Infosys, Ltd. (India)			59,789	1,140,716

Larsen & Toubro Infotech, Ltd. (India)			54,844	1,337,901

Leidos Holdings, Inc.			22,600	1,333,400

NCSOFT Corp. (South Korea)			2,598	864,834

NEC Corp. (Japan)			17,400	477,767

Palo Alto Networks, Inc.(NON)			36,800	7,561,296

Yandex NV Class A (Russia)(NON)			62,548	2,245,473

Zebra Technologies Corp. Class A(NON)			12,000	1,719,000

				136,015,094
Transportation (1.3%)

Aena SME SA (Spain)			9,077	1,646,557

ANA Holdings, Inc. (Japan)			43,900	1,613,414

Azul SA ADR (Brazil)(NON)(S)			48,673	796,290

Central Japan Railway Co. (Japan)			23,900	4,956,366

Copa Holdings SA Class A (Panama)			10,900	1,031,358

Delta Air Lines, Inc.			191,700	9,496,818

Deutsche Lufthansa AG (Germany)			46,561	1,119,676

Expeditors International of Washington, Inc.			39,700	2,902,070

International Consolidated Airlines Group SA (Spain)			380,261	3,335,632

Japan Airlines Co., Ltd. (Japan)			59,900	2,125,161

Kansas City Southern			36,909	3,910,878

Norfolk Southern Corp.			3,779	570,138

Royal Mail PLC (United Kingdom)			453,232	3,020,399

Singapore Airlines, Ltd. (Singapore)			101,200	794,002

Wizz Air Holdings PLC (Poland)(NON)			25,837	1,225,810

Yangzijiang Shipbuilding Holdings, Ltd. (China)			468,200	310,988

				38,855,557
Utilities and power (2.2%)

AES Corp.			194,900	2,613,609

Ameren Corp.			53,700	3,267,645

American Electric Power Co., Inc.			49,226	3,408,901

Atmos Energy Corp.			14,600	1,316,044

CenterPoint Energy, Inc.			125,400	3,474,834

China Water Affairs Group, Ltd. (China)			2,240,000	2,338,330

CLP Holdings, Ltd. (Hong Kong)			5,500	59,237

CMS Energy Corp.			79,700	3,768,216

Duke Energy Corp.			6,920	547,234

Enel SpA (Italy)			889,131	4,925,902

ENGIE SA (France)			127,007	1,943,700

Eni SpA (Italy)			273,369	5,075,663

Entergy Corp.			84,524	6,828,694

Evergy, Inc.			32,300	1,813,645

Exelon Corp.			8,605	366,573

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)			555,500	529,614

KEC International, Ltd. (India)			275,582	1,347,241

Kinder Morgan, Inc.			458,700	8,105,229

NRG Energy, Inc.			154,300	4,737,010

OGE Energy Corp.			57,400	2,021,054

Pinnacle West Capital Corp.			26,000	2,094,560

SSE PLC (United Kingdom)			1,957	34,964

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			11,872	6,411

UGI Corp.			59,450	3,095,562

				63,719,872

Total common stocks (cost $1,774,482,766)				$1,964,490,911

CORPORATE BONDS AND NOTES (9.8%)(a)
			Principal amount	Value

Basic materials (0.7%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$130,000	$136,890

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			225,000	242,156

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			115,000	115,575

Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)			205,000	203,975

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			200,000	197,500

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26			320,000	304,000

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			95,000	102,244

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)			300,000	344,460

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			195,000	193,538

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25			255,000	234,447

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			255,000	263,288

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25			360,000	369,936

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			315,000	307,125

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			495,000	496,238

Boyd Gaming Corp. 144A sr. unsec. notes 7.875%, 7/15/26			100,000	99,610

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			195,000	189,638

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			275,000	268,125

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			615,000	599,625

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			120,000	123,367

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			550,000	556,875

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43			260,000	219,700

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26			905,000	898,586

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			115,000	111,263

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			190,000	203,775

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			125,000	131,094

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			430,000	399,900

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)			250,000	241,250

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24			310,000	303,800

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			88,000	89,100

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26			135,000	128,250

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			495,000	482,092

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21			265,000	268,449

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			252,000	249,183

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			530,000	522,050

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)			230,000	220,225

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			290,000	279,125

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			245,000	258,157

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26			305,000	299,663

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			719,000	722,894

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			486,000	467,654

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			225,000	235,688

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			249,000	252,735

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26			355,000	334,588

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27			235,000	212,724

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			130,000	143,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			145,000	150,075

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			205,000	201,413

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			44,000	46,200

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)			215,000	217,688

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)			125,000	121,250

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			180,000	174,890

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)			19,000	18,921

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			145,000	146,450

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			85,000	84,150

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			239,000	222,718

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			505,000	483,538

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			185,000	184,769

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)			70,000	72,450

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23			145,000	149,993

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26			240,000	230,700

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25			125,000	122,188

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25			165,000	162,525

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			255,000	240,916

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22			130,000	125,969

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			225,000	268,594

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			90,000	90,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25			75,000	71,906

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			190,000	193,563

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			17,000	17,149

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			105,000	105,219

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			95,000	90,131

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			35,000	38,281

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25			305,000	311,863

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26			325,000	312,000

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)			275,000	272,938

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)			100,000	97,125

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26			215,000	213,656

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			330,000	330,825

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			195,000	201,094

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			295,000	301,638

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			195,000	200,363

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			238,000	231,753

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47			495,000	456,165

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			395,000	522,291

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			198,000	259,789

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			355,000	451,239

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			215,000	224,138

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			200,000	219,000

				21,661,080
Capital goods (0.5%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			230,000	228,850

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			145,000	142,644

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27			70,000	65,275

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			174,000	182,700

ARD Securities Finance SARL 144A sr. notes 8.75% (8.75%), 1/31/23 (Luxembourg)(PIK)			200,000	203,750

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			430,000	447,200

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			200,000	194,750

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			110,000	112,717

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22			76,000	76,676

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23			225,000	223,031

Berry Global, Inc. 144A notes 4.50%, 2/15/26			95,000	88,588

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19			105,000	107,648

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			240,000	264,300

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)			380,000	399,475

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			305,000	324,063

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			215,000	210,700

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			165,000	178,200

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22			235,000	229,050

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24			215,000	210,163

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			217,000	219,713

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42			150,000	142,316

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22			100,000	95,803

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)			135,000	124,875

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			405,000	414,113

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47			155,000	151,756

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21			120,000	123,621

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)			405,000	385,763

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			250,000	237,747

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			680,000	649,143

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			210,000	203,307

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			415,000	425,375

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28			565,000	563,588

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27			285,000	288,563

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40			65,000	73,279

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25			220,000	206,800

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28			410,000	404,453

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			425,000	405,908

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25			205,000	203,463

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			310,000	295,276

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)			385,000	359,013

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			90,000	91,013

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			375,000	372,188

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			129,000	131,258

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25			225,000	221,344

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20			1,920,000	1,883,262

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)			95,000	92,150

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25			350,000	336,000

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20			212,000	219,066

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26			195,000	187,444

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25			350,000	330,750

				13,728,130
Communication services (0.9%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			1,340,000	1,197,572

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)			505,000	469,681

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19			475,000	483,153

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			392,000	350,165

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			393,000	368,532

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28			1,065,000	1,017,685

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			56,000	58,783

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			161,000	161,201

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			135,000	130,910

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			350,000	350,875

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			65,000	63,863

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	153,016

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			154,000	154,770

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			34,000	34,383

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			200,000	209,000

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. notes 7.50%, 4/1/28			245,000	247,756

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			199,000	197,778

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			130,000	129,188

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			942,000	992,901

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			283,000	285,797

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47			105,000	95,350

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52			179,000	156,130

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49			73,000	64,163

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47			569,000	501,209

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			120,000	105,099

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			35,000	41,567

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			420,000	403,238

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			175,000	164,331

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			245,000	250,206

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27			565,000	531,806

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			200,000	186,052

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)			250,000	234,335

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			319,000	296,720

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			166,000	171,223

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)			875,000	837,617

Crown Castle International Corp. sr. unsec. unsub. bonds 4.45%, 2/15/26(R)			20,000	19,798

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			340,000	320,222

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			513,000	484,785

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			138,000	144,555

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			460,000	507,150

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			195,000	258,417

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			200,000	167,000

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			465,000	393,506

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			80,000	63,976

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			210,000	190,575

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26			335,000	323,275

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			14,000	13,821

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			46,000	45,655

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			12,000	12,600

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)			615,000	648,825

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			90,000	117,873

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20			685,000	707,850

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21			1,155,000	1,184,946

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			52,000	53,105

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)			166,000	221,008

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			250,000	244,425

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			400,000	402,500

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			530,000	507,475

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			87,000	90,045

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			87,000	88,740

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			418,000	433,414

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			589,000	612,560

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21			475,313	469,965

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			90,000	93,168

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			60,000	61,980

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			140,000	136,150

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			75,000	74,235

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28			235,000	217,669

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26			100,000	93,375

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28			205,000	248,596

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)			965,000	889,494

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			554,000	505,088

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			335,000	312,432

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			790,000	781,817

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			367,000	372,046

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			395,000	383,229

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)			435,000	429,829

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			266,000	156,940

				24,580,169
Conglomerates (0.1%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)			2,780,000	2,742,876

				2,742,876
Consumer cyclicals (1.3%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			1,225,000	1,726,355

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			175,000	165,217

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27			710,000	679,959

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27			230,000	223,100

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26			220,000	211,750

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			31,000	31,543

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			110,000	107,800

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26			65,000	63,944

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			235,000	240,581

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			405,000	417,038

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21			710,000	685,690

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			125,000	130,938

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			80,000	81,000

Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/15/26			110,000	108,900

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25			95,000	99,038

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			367,000	368,376

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26			215,000	217,150

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			548,000	488,205

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			247,000	227,893

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26			246,000	238,572

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			430,000	409,575

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			119,000	120,041

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			70,000	68,591

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			143,000	142,106

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			560,000	571,200

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25			555,000	527,944

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25			370,000	350,113

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			375,000	392,340

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			150,000	160,830

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			250,000	245,657

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			750,000	693,136

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			80,000	84,000

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			830,000	814,572

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			145,000	144,275

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			802,000	760,325

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			137,000	134,406

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			55,000	53,319

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25			195,000	194,513

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			110,000	108,900

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			200,000	190,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	227,000	176,589

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			$310,000	317,750

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			155,000	151,125

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27			1,330,000	1,283,450

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			410,000	402,123

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			89,000	94,410

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			421,000	438,594

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			390,000	382,688

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			395,000	408,900

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)			169,000	128,018

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			270,000	254,138

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			1,260,000	1,247,400

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)			60,000	56,850

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			500,000	541,250

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			365,000	375,950

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			90,000	94,050

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27			135,000	125,550

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25			155,000	147,638

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27			875,000	821,566

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			80,000	82,792

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			141,000	141,000

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24			255,000	258,108

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			120,000	116,100

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26			150,000	148,875

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			65,000	65,884

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)			180,000	176,175

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26			340,000	335,325

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			225,000	235,688

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			140,000	143,500

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			165,000	173,663

Moody's Corp. sr. unsec. notes 3.25%, 1/15/28			180,000	168,962

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25			470,000	482,925

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			125,000	101,875

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			159,101	105,802

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			120,000	79,350

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			310,000	299,925

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			140,000	133,350

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			180,000	176,868

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			390,000	373,189

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			120,000	120,978

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			65,000	65,406

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			175,000	164,938

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			172,000	174,150

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			140,000	137,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			135,000	132,638

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			100,000	67,130

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			313,000	358,385

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			380,000	376,200

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			200,000	198,497

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			110,000	106,435

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			320,000	316,800

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			240,000	246,073

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			215,000	217,150

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			820,000	874,915

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			505,000	501,213

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			157,000	159,944

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,275,000	1,188,938

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			330,000	320,417

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			415,000	404,106

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			110,000	108,625

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			6,000	6,188

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			85,000	85,850

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			340,000	335,750

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			1,045,000	969,238

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28			20,000	18,350

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			215,000	202,100

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			800,000	755,500

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			270,000	242,720

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			45,000	40,500

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			885,000	884,736

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			240,000	238,200

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			115,000	116,064

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			270,000	249,413

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21			210,000	213,948

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21			80,000	78,916

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			395,000	383,644

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			195,000	194,025

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26			70,000	69,388

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			165,000	156,750

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27			725,000	705,063

Wyndham Destinations, Inc. sr. unsec. unsub. notes 5.625%, 3/1/21			210,000	214,725

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26			195,000	193,781

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			485,000	453,475

				36,974,999
Consumer staples (0.6%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)			310,000	292,950

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			80,000	79,900

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			215,000	203,713

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19			5,000	5,341

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			138,000	139,707

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20			1,525,000	1,516,706

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			1,090,000	1,120,932

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			480,000	469,893

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			1,125,000	1,109,495

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22			350,000	337,918

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25			285,000	287,494

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27			990,000	920,700

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25			280,000	261,100

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			455,000	484,075

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			405,000	410,063

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			230,000	202,400

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26			205,000	185,307

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			9,524	10,170

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			152,711	149,471

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			145,000	139,200

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25		EUR	235,000	245,612

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			$470,000	443,055

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			308,000	384,908

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			226,000	245,005

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			190,000	121,125

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25			320,000	328,707

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			335,000	335,060

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26			315,000	299,156

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			505,000	472,891

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			200,000	197,000

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			200,000	197,440

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			145,000	137,025

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22			295,000	296,842

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			340,000	400,880

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			180,000	202,863

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			672,000	653,520

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			60,000	58,350

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28			1,264,000	1,266,536

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27			255,000	237,150

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28			210,000	200,166

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28			150,000	151,455

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			707,000	683,001

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			65,000	58,293

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			475,000	266,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			345,000	349,830

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			25,000	23,301

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			240,000	238,560

				16,820,266
Energy (1.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24			460,000	487,025

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			55,000	55,688

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			126,000	127,575

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			178,000	178,445

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22			124,000	121,896

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26			330,000	335,363

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			145,000	159,500

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			270,000	256,921

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)			400,000	384,567

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			185,000	183,136

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)			435,000	429,584

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			170,000	164,475

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			132,000	119,790

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			230,000	224,378

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			475,000	494,000

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27			715,000	708,744

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27			90,000	91,575

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25			195,000	198,598

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			40,000	37,800

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			92,000	96,572

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			720,000	713,488

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27			145,000	139,482

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			335,000	328,093

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			120,000	117,065

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			55,000	55,727

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			185,000	187,735

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			365,000	372,300

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25			245,000	236,425

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			150,000	143,625

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			262,000	276,986

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25			385,000	385,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24			100,000	97,500

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28			370,000	360,750

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26			130,000	126,100

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity			1,390,000	1,268,376

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			155,000	154,912

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			85,000	88,085

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			75,000	77,820

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)			190,000	179,493

EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23			415,000	398,388

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			172,000	169,420

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24			251,000	205,820

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			155,000	120,125

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			65,000	65,650

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26			215,000	219,838

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27			650,000	606,171

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			110,000	122,429

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26			245,000	234,602

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			80,000	92,974

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26			330,000	329,175

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			375,000	378,750

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26			345,000	332,925

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26			200,000	196,000

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25			115,000	92,863

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			45,000	41,963

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			80,000	74,400

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			150,000	149,625

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			101,000	104,167

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25			325,000	307,125

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			185,000	192,863

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			90,000	92,025

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			180,000	170,550

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26			95,000	97,850

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			75,000	76,313

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			157,000	159,702

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26			215,000	217,419

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46			490,000	494,489

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			400,000	395,237

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)			256,000	231,680

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)			72,000	66,528

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			537,000	536,329

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			1,778,000	1,764,665

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			324,000	330,075

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)			515,000	108,150

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			1,125,000	1,153,986

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)			15,000	15,390

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			250,000	246,793

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,141,000	1,070,486

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)			155,000	159,185

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26			210,000	201,075

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			230,000	235,750

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			72,000	72,425

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			40,000	37,700

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			405,000	392,084

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			155,000	165,332

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			432,000	438,993

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25			75,000	71,250

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24			310,000	318,138

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21			100,000	101,750

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)			180,000	172,575

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			85,000	87,975

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			80,000	8

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			179,000	18

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)			565,000	536,908

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)			110,000	108,500

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			188,000	192,324

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			105,000	99,356

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			145,000	145,363

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			48,000	48,480

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			170,000	174,250

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			190,000	175,050

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)			580,000	578,666

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28			195,000	191,588

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27			155,000	150,350

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28			780,000	725,400

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			660,000	624,040

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)			275,000	264,688

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26			195,000	201,825

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)			195,000	193,538

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25			110,000	110,550

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			350,000	353,388

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			55,000	54,565

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26			150,000	154,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			360,000	464,166

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			11,000	13,213

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			432,000	431,561

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			40,000	45,300

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26			110,000	109,691

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			60,000	62,400

				30,491,452
Financials (2.7%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)			420,000	413,451

AIG Global Funding 144A sr. notes 2.15%, 7/2/20			540,000	529,206

Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21			15,000	14,604

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27			405,000	371,325

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			165,000	165,804

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			130,000	134,209

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			407,000	484,330

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20			101,000	107,944

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			535,000	545,032

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18			109,000	111,044

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			203,000	203,761

American Express Co. sr. unsec. bonds 8.125%, 5/20/19			750,000	784,730

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			387,000	487,620

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)			775,000	757,396

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)			900,000	879,436

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	203,250

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			305,000	322,443

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)			200,000	190,907

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)			400,000	403,097

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			465,000	481,275

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			75,000	79,688

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			1,055,000	983,229

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			115,000	112,351

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			1,030,000	1,185,409

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)			490,000	488,043

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)			100,000	92,631

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)			685,000	663,017

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			505,000	495,387

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)			1,020,000	999,059

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			90,000	90,982

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			215,000	220,964

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			325,000	329,721

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			970,000	945,641

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)			190,000	199,369

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			170,000	177,763

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			489,000	519,112

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			190,000	184,521

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			236,000	248,388

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			339,000	350,789

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			31,000	31,085

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			87,000	87,870

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25			423,000	426,173

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			87,000	87,979

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28			235,000	223,592

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			835,000	823,678

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			1,510,000	1,462,488

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			240,000	228,222

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27			315,000	309,844

Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26			160,000	159,770

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20			1,175,000	1,155,786

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			205,000	203,463

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)			580,000	541,815

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)			985,000	970,915

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)			1,610,000	1,569,006

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)			350,000	392,094

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			85,000	87,763

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			173,000	173,649

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			490,000	483,875

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			795,000	773,333

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)			730,000	708,292

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)			725,000	727,263

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			100,000	124,494

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			16,000	16,447

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			235,000	226,775

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)			955,000	944,448

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			385,000	391,366

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			156,000	153,577

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			230,000	236,064

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25			195,000	191,100

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24			270,000	261,900

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)			170,000	163,170

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)			1,235,000	1,207,313

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)			170,000	179,775

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29			865,000	851,947

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			335,000	344,179

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,285,000	1,234,021

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20			1,900,000	1,867,727

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19			930,000	924,302

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			122,000	144,707

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22			100,000	105,491

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)			523,000	483,910

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			110,000	107,651

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24			130,000	127,304

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26			255,000	251,813

Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23			345,000	349,888

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20			640,000	631,593

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			155,000	156,163

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			150,000	153,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			92,000	93,150

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			174,000	174,218

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			225,000	237,302

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22			146,000	154,943

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			100,000	100,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)			100,000	96,813

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity			149,000	153,857

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			704,000	717,025

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48			1,485,000	1,335,221

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			1,350,000	1,269,251

JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21			285,000	284,247

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			962,000	960,888

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			160,000	158,140

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			355,000	377,760

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			614,000	724,520

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)			210,000	180,213

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			200,000	197,720

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			345,000	335,513

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			305,000	302,349

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)			985,000	1,030,564

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20			940,000	918,748

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			255,000	264,830

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19			307,000	302,242

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23			155,000	152,042

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19			523,000	515,340

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			100,000	101,250

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)			90,000	81,675

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			145,000	148,368

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			255,000	253,740

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47			470,000	448,835

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			1,365,000	1,310,708

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20			860,000	853,755

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.016%, 12/9/19 (Australia)			725,000	729,329

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)			1,180,000	1,161,098

National Australia Bank, Ltd./New York sr. unsec. notes 2.875%, 4/12/23 (Australia)			250,000	241,792

National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)			725,000	709,521

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			310,000	309,225

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			250,000	243,013

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)			365,000	353,994

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			515,000	501,078

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20			570,000	557,981

Protective Life Global Funding 144A notes 2.262%, 4/8/20			520,000	511,734

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			295,000	287,197

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			388,000	402,550

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			144,000	143,820

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			75,000	77,569

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22			365,000	351,975

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			1,095,000	1,078,410

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			285,000	289,142

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			205,000	208,998

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)			215,000	213,292

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)			515,000	515,000

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			280,000	273,296

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			355,000	360,641

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)			3,655,000	3,605,738

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25			210,000	208,425

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			90,000	91,125

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)			265,000	255,725

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)			1,060,000	1,032,195

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			255,000	255,480

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)			255,000	246,286

Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)			255,000	250,022

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23			225,000	228,375

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			507,000	477,141

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)			150,000	151,125

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)			630,000	617,894

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			206,000	204,139

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)			1,045,000	1,006,750

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			508,000	501,450

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			245,000	243,775

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			410,000	410,152

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			85,000	85,106

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			400,000	409,000

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26			65,000	65,813

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23			85,000	86,169

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			440,000	451,000

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20			1,225,000	1,209,445

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)			220,000	225,567

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			2,530,000	2,489,190

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			245,000	234,554

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25			410,000	392,575

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			95,000	96,241

				78,701,347
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			124,000	120,095

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			240,000	233,020

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20			820,000	810,119

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			480,000	444,000

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			121,000	119,063

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)			270,000	262,182

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51			230,000	227,422

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20			345,000	347,257

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26			347,000	313,206

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			375,000	311,250

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			270,000	333,803

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			916,000	885,242

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			786,000	744,029

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			465,000	464,262

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21			140,000	133,700

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			245,000	258,169

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			180,000	181,125

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26			105,000	106,379

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			490,000	448,963

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			517,000	263,670

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24			267,000	220,108

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21			235,000	239,969

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)			180,000	10,800

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			320,000	331,949

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48			440,000	447,787

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38			1,320,000	1,298,315

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			885,000	882,586

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			310,000	241,800

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			285,000	234,413

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			120,000	97,800

GlaxoSmithKline Capital, Inc. company guaranty sr. unsec. unsub. notes 3.875%, 5/15/28			225,000	226,773

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			220,000	218,504

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			502,000	522,080

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			690,000	633,075

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			244,000	244,610

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			48,000	52,320

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			180,000	179,136

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			130,000	143,650

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			125,000	100,625

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45			395,000	375,519

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			140,000	140,875

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			55,000	53,350

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45			650,000	651,817

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			530,000	504,826

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			359,000	364,181

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			227,000	221,893

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26			305,000	294,143

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)			550,000	550,623

Service Corp. International sr. unsec. notes 5.375%, 1/15/22			168,000	169,680

Service Corp. International sr. unsec. notes 4.625%, 12/15/27			270,000	255,042

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24			445,000	455,013

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			435,000	397,434

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			305,000	286,942

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			105,000	107,100

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			174,000	178,785

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22			145,000	151,600

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)			300,000	305,768

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Netherlands)			200,000	198,065

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			310,000	321,184

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42			245,000	231,654

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28			740,000	741,149

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.15%, 6/15/21			750,000	750,578

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23			245,000	237,230

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25			75,000	73,913

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26			240,000	249,300

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25			200,000	207,240

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			340,000	313,225

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			363,000	340,993

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			14,000	13,773

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			270,000	283,082

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			90,000	93,150

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27			215,000	217,688

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			130,000	129,350

				23,199,421
Technology (0.7%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26			305,000	272,520

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20			515,000	512,474

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47			655,000	664,331

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			150,000	150,079

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19			2,325,000	2,316,997

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			262,000	269,712

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			314,000	298,146

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			305,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			785,000	742,494

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28			705,000	641,994

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26			300,000	277,892

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			710,000	752,195

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			187,000	225,208

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			1,151,000	1,204,679

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			45,000	45,613

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26			80,000	81,350

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28			230,000	229,056

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			48,000	50,468

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			285,000	296,850

First Data Corp. 144A notes 5.75%, 1/15/24			400,000	400,008

First Data Corp. 144A sr. notes 5.375%, 8/15/23			180,000	181,665

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22			390,000	368,677

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			515,000	517,575

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			505,000	506,263

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			335,000	335,419

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			65,000	65,813

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)			110,000	101,794

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)			380,000	350,075

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			465,000	576,669

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23			835,000	836,933

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27			575,000	566,191

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			355,000	328,391

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41			60,000	71,446

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19			250,000	253,655

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			1,650,000	1,582,197

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27			246,000	235,582

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			304,000	280,359

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22			355,000	343,880

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19			1,875,000	1,865,201

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			200,000	200,100

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28			660,000	655,281

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			130,000	144,382

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			330,000	316,800

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25			425,000	414,375

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27			125,000	115,422

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26			945,000	919,013

				21,565,224
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44			240,000	224,309

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			59,703	62,831

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22			45,000	43,716

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			113,000	105,372

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24			210,000	209,071

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			141,453	139,114

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			356,000	361,785

				1,146,198
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			435,000	437,175

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			59,000	59,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23			105,000	104,081

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27			470,000	468,826

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			465,000	510,128

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			35,000	36,478

Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48			355,000	325,357

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			7,000	8,633

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			240,000	219,450

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26			145,000	136,572

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			34,000	33,745

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			30,000	32,343

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			624,000	635,278

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			130,000	127,878

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			390,000	382,725

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27			445,000	413,051

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			65,000	69,306

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26			135,000	146,813

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			5,000	6,219

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)			165,000	168,368

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			303,000	285,293

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			505,000	500,421

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			1,273,000	1,304,825

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27			110,000	110,000

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48			700,000	651,302

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			865,000	968,137

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			143,000	130,130

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24			240,000	232,718

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			255,000	246,717

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			270,000	269,385

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			155,000	149,575

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23			625,000	603,450

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32			157,000	191,726

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			235,000	290,925

Nevada Power Co. mtge. notes 7.125%, 3/15/19			115,000	118,398

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77			360,000	335,700

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			185,000	197,025

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			285,000	292,838

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28			100,000	98,750

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)			205,000	196,848

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42			45,000	51,921

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			80,000	81,989

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			405,000	383,963

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22			170,000	172,628

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			15,000	14,753

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40			75,000	90,139

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			90,000	675

Toledo Edison Co. (The) sr. mtge. bonds 7.25%, 5/1/20			20,000	21,342

				12,312,999

Total corporate bonds and notes (cost $288,962,701)				$283,924,161

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (5.0%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.3%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67			$208,358	$223,205
4.629%, 6/20/67			101,315	108,027
4.501%, 3/20/67			94,336	99,642
4.00%, with due dates from 3/15/46 to 3/20/46			890,121	916,065
3.50%, TBA, 8/1/48			1,000,000	1,002,266
3.50%, TBA, 7/1/48			1,000,000	1,003,438
3.50%, with due dates from 7/20/47 to 11/20/47			34,025,121	34,178,089

				37,530,732
U.S. Government Agency Mortgage Obligations (3.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48			10,281,479	10,489,384
3.00%, 2/1/47			914,459	885,882

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/48			5,000,000	5,456,250
4.50%, with due dates from 2/1/39 to 4/1/39			59,750	62,864
4.00%, TBA, 7/1/48			7,000,000	7,136,718
4.00%, 8/1/47			4,328,785	4,416,713
3.50%, with due dates from 12/1/47 to 6/1/56			29,525,222	29,407,886
3.00%, TBA, 8/1/48			6,000,000	5,805,469
3.00%, TBA, 7/1/48			14,000,000	13,560,313
3.00%, TBA, 7/1/33			7,000,000	6,958,438
3.00%, with due dates from 12/1/31 to 3/1/47			24,346,496	23,899,817

				108,079,734

Total U.S. government and agency mortgage obligations (cost $148,297,983)				$145,610,466

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.50%, 10/31/19(i)			$216,000	$213,872

Total U.S. treasury obligations (cost $213,872)				$213,872

MORTGAGE-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.791%, 10/25/27 (Bermuda)			$559,770	$559,070

Federal Home Loan Mortgage Corporation
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 16.195%, 11/15/35			59,873	76,916
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.433%, 12/15/36			34,476	43,251
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.64%, 3/15/35			58,762	71,284
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.647%, 6/15/34			50,677	55,724
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/24			302,678	336,212
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.741%, 10/25/28			250,000	288,350
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 4.941%, 4/25/28			1,340,367	1,386,909
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.877%, 3/15/41			1,434,541	242,342
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.691%, 12/25/27			761,527	778,425
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.291%, 10/25/28			367,566	371,749
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.291%, 3/25/25			63,762	64,046
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.041%, 5/25/25			224,573	230,295
Ser. 3326, Class WF, zero %, 10/15/35(WAC)			1,696	1,241
Ser. 1208, Class F, PO, zero %, 2/15/22			157	150

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.353%, 7/25/36			16,267	25,737
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.899%, 3/25/36			30,003	42,937
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.533%, 6/25/37			49,594	64,544
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.977%, 8/25/35			35,701	41,833
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.091%, 9/25/28			380,000	449,846
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.991%, 11/25/24			195,439	223,695
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.991%, 7/25/24			348,550	371,341
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.441%, 1/25/29			86,939	87,280
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41(WAC)			507,974	6,032
FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42(WAC)			354,354	4,208
Ser. 01-79, Class BI, IO, 0.287%, 3/25/45(WAC)			227,613	1,929
Ser. 03-34, Class P1, PO, zero %, 4/25/43			12,676	10,521

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47			1,795,604	412,989
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			530,901	115,769
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			18,108	2,575
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			113,621	23,024
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			57,629	2,354
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.966%, 6/20/43			1,391,065	251,529
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44			3,190,097	433,370
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41			1,659,614	201,560
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			2,666,924	220,144
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)			2,732,210	247,538
Ser. 15-H24, Class BI, IO, 1.603%, 8/20/65(WAC)			5,785,765	285,348
Ser. 15-H25, Class BI, IO, 1.439%, 10/20/65(WAC)			5,059,239	501,371

				8,533,438
Commercial mortgage-backed securities (0.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)			243,491	609

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42(WAC)			46,568	7
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)			842,775	8

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.579%, 11/10/41(WAC)			98,332	482
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)			892,631	1

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)			5,016	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)			253,182	164,562
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)			261,000	26,100
FRB Ser. 06-PW14, Class X1, IO, 0.514%, 12/11/38(WAC)			216,677	3,142

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.578%, 7/15/29(WAC)			33,466	574

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.784%, 12/11/49(WAC)			33,473	3

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)			562,000	544,395

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			255,000	258,537
FRB Ser. 14-GC21, Class XA, IO, 1.379%, 5/10/47(WAC)			4,453,448	249,332

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.97%, 9/10/45(WAC)			4,936,520	284,684
FRB Ser. 06-C5, Class XC, IO, 0.686%, 10/15/49(WAC)			4,334,494	43

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)			241,918	245,208

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.89%, 7/15/47(WAC)			354,000	354,326
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)			325,000	338,613
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			341,000	346,829
FRB Ser. 13-CR11, Class XA, IO, 1.279%, 8/10/50(WAC)			8,323,888	325,772
FRB Ser. 14-CR17, Class XA, IO, 1.244%, 5/10/47(WAC)			7,884,606	324,286
FRB Ser. 14-UBS6, Class XA, IO, 1.114%, 12/10/47(WAC)			6,700,291	286,149

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.285%, 7/10/46(WAC)			476,000	486,636
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)			458,000	311,155
FRB Ser. 06-C8, Class XS, IO, 0.844%, 12/10/46(WAC)			3,153,210	77

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C1, Class AX, IO, 0.82%, 2/15/40(WAC)			5,251,707	176
FRB Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49(WAC)			1,588,421	3

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.222%, 5/15/38(WAC)			52,757	6

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.94%, 4/15/50(WAC)			1,302,000	1,157,327

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.515%, 8/10/44(WAC)			1,197,000	1,241,928

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.458%, 12/10/49(WAC)			9,416,723	17,004

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43(WAC)			16,184	1

GS Mortgage Securities Trust
FRB Ser. 13-GC10, Class XA, IO, 1.692%, 2/10/46(WAC)			5,174,300	317,862
FRB Ser. 14-GC22, Class XA, IO, 1.16%, 6/10/47(WAC)			8,209,191	341,929

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)			209,000	208,262
FRB Ser. 13-GC10, Class D, 4.558%, 2/10/46(WAC)			186,000	175,522

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.717%, 8/15/46(WAC)			609,000	606,548
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47(WAC)			653,000	633,247
FRB Ser. 13-C17, Class XA, IO, 1.01%, 1/15/47(WAC)			9,115,475	328,644

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.895%, 12/15/44(WAC)			232,642	230,144
FRB Ser. 13-LC11, Class XA, IO, 1.422%, 4/15/46(WAC)			15,403,506	815,177
FRB Ser. 06-CB17, Class X, IO, 0.838%, 12/12/43(WAC)			425,177	5,847
FRB Ser. 07-LDPX, Class X, IO, 0.332%, 1/15/49(WAC)			1,562,393	6,100
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)			2,889,350	4,518

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)			943,000	832,047
FRB Ser. 12-C8, Class D, 4.809%, 10/15/45(WAC)			458,000	438,067
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47(WAC)			165,000	164,474
FRB Ser. 12-LC9, Class E, 4.518%, 12/15/47(WAC)			148,000	137,012
FRB Ser. 05-CB12, Class X1, IO, 0.406%, 9/12/37(WAC)			227,396	356

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.347%, 2/15/40(WAC)			55,907	3

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.673%, 9/15/40(WAC)			491,163	3,831
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39(WAC)			5,183,347	33,411
FRB Ser. 05-C7, Class XCL, IO, 0.524%, 11/15/40(WAC)			266,343	976

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.246%, 4/20/48(WAC)			788,000	728,648

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39(WAC)			71,040	208
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)			76,998	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)			1,791	78
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)			24,228	962

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.614%, 8/15/47(WAC)			604,000	588,812
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)			309,000	298,276
Ser. 12-C6, Class AS, 3.476%, 11/15/45			667,000	666,262
FRB Ser. 14-C17, Class XA, IO, 1.355%, 8/15/47(WAC)			5,511,211	226,886

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.727%, 11/15/45(WAC)			450,000	450,984

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)			115,373	28,842

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.327%, 7/15/49(WAC)			231,000	233,112

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49(WAC)			284,000	289,556
FRB Ser. 12-C4, Class XA, IO, 1.795%, 12/10/45(WAC)			5,206,533	295,055

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44(WAC)			312,077	309,624
FRB Ser. 06-C29, IO, 0.377%, 11/15/48(WAC)			1,595,697	64
FRB Ser. 07-C34, IO, 0.17%, 5/15/46(WAC)			714,655	357

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)			1,208,198	242
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)			75,377	8

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.423%, 7/15/46(WAC)			280,000	287,772
FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46(WAC)			408,000	382,797
FRB Ser. 14-LC16, Class XA, IO, 1.501%, 8/15/50(WAC)			10,139,667	513,979
FRB Ser. 16-LC25, Class XA, IO, 1.225%, 12/15/59(WAC)			2,679,772	156,245

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)			655,000	571,080

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)			194,000	193,391
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)			287,000	290,566
Ser. 13-C11, Class AS, 3.311%, 3/15/45			211,000	207,439
FRB Ser. 14-C22, Class XA, IO, 1.04%, 9/15/57(WAC)			23,354,726	931,947
FRB Ser. 14-C24, Class XA, IO, 1.032%, 11/15/47(WAC)			10,096,182	413,312

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.859%, 11/15/44(WAC)			412,000	432,407
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44(WAC)			515,000	508,977
FRB Ser. 11-C3, Class D, 5.847%, 3/15/44(WAC)			819,000	693,819
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44(WAC)			796,000	783,812
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)			437,000	371,281
FRB Ser. 12-C9, Class XA, IO, 2.051%, 11/15/45(WAC)			4,381,840	313,435
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45(WAC)			3,806,107	212,982
FRB Ser. 12-C9, Class XB, IO, 0.844%, 11/15/45(WAC)			10,038,000	278,454

				23,913,624
Residential mortgage-backed securities (non-agency) (0.5%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.816%, 5/25/35(WAC)			653,472	669,005

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.498%, 6/25/46			1,206,109	1,079,604
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.414%, 11/20/35			651,571	643,195
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46			1,451,939	1,220,993
FRB Ser. 05-27, Class 1A1, 2.051%, 8/25/35(WAC)			223,025	189,482

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.241%, 11/25/28			429,400	511,254

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%, 10/25/28			906,380	1,056,910
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%, 4/25/28			1,085,052	1,264,119
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.641%, 4/25/28			1,874,016	2,121,373
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25			297,662	332,358
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.391%, 2/25/25			180,579	199,498
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29			50,000	56,798
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25			288,653	315,814

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.891%, 2/25/34			515,323	500,716

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.537%, 2/25/35(WAC)			257,995	263,632

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 2.916%, 8/25/34			197,408	197,408

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			160,000	153,873

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.216%, 10/25/33			244,469	244,469

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.141%, 10/25/34			410,000	413,001

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.941%, 5/25/47			897,938	754,872

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.251%, 4/25/36			165,545	164,978

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47			286,223	283,897

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47			256,312	252,468

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.438%, 12/25/36(WAC)			374,494	366,073
FRB Ser. 05-AR12, Class 1A8, 3.278%, 10/25/35(WAC)			878,012	876,258
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.051%, 7/25/45			334,514	333,076
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 3.011%, 10/25/44			559,653	552,321
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.491%, 8/25/45			516,116	510,232

				15,527,677

Total mortgage-backed securities (cost $48,277,211)				$47,974,739

COMMODITY LINKED NOTES (0.7%)(a)(CLN)
			Principal amount	Value

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)			$14,830,000	$19,254,622

Total commodity Linked Notes (cost $14,830,000)				$19,254,622

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.891%, 11/25/50			$1,271,000	$1,271,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.861%, 4/24/19			2,690,000	2,690,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.791%, 7/24/19			2,117,000	2,117,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.661%, 11/24/18			2,241,000	2,241,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.691%, 1/25/46			1,291,012	1,286,465

Total asset-backed securities (cost $9,604,820)				$9,605,465

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$335,000	$270,345

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			250,000	210,625

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)			2,275,000	2,098,688

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)			185,000	154,938

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)			525,000	473,850

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)			400,000	351,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			615,000	634,865

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			559,000	538,615

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)			820,000	797,498

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			189,000	178,605

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)			430,000	431,786

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)			200,000	202,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			300,000	329,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			690,000	679,873

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			285,000	275,025

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)			600,000	580,500

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			270,000	261,112

Total foreign government and agency bonds and notes (cost $9,188,819)				$8,469,325

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Al Rajhi Bank 144A (Saudi Arabia)	2/21/19	$0.00	57,482	$1,322,711

China Fortune Land Development Co., Ltd. 144A (China)	3/25/19	0.00	194,900	757,501

Halcon Resources Corp.	9/9/20	14.04	2,341	934

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	2/11/19	0.00	258,850	1,450,666

Shengyi Technology Co., Ltd. 144A (China)	5/24/19	0.00	1,122,000	1,549,559

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/19	0.00	112,600	1,291,655

Total warrants (cost $6,949,658)				$6,373,026

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.323%, 12/15/24			$338,038	$338,672

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24			435,600	435,847

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22			275,000	279,469

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24			89,921	89,864

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24			244,383	239,037

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23			153,626	142,936

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21			193,741	194,548

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24			124,848	124,692

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24			265,000	261,688

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			134,652	133,530

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23			268,813	267,469

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24			593,513	594,749

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20			193,911	171,514

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23			134,660	132,808

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23			364,220	282,270

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26			170,000	166,600

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25			179,550	179,101

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25			448,875	441,830

Total senior loans (cost $4,540,307)				$4,476,624

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			3,548	$962,501

Total investment companies (cost $964,386)				$962,501

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26			$155,000	$150,132

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			58,000	127,995

Total convertible bonds and notes (cost $200,683)				$278,127

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,578	$201,878

Nine Point Energy 6.75% cv. pfd.			34	37,519

Total convertible preferred stocks (cost $172,507)				$239,397

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP			6,720	$176,736

Total preferred stocks (cost $168,119)				$176,736

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

NOK/SEK (Put)	Jul-18/SEK 1.08	5,924,730	NOK 48,253,075	$1,446

Goldman Sachs International

NOK/SEK (Put)	Jul-18/SEK 1.08	5,924,730	NOK 48,253,075	1,446

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	22,951,182	EUR 19,653,350	5,095

NOK/SEK (Put)	Jul-18/SEK 1.07	5,924,730	NOK 48,253,075	1,149

Total purchased options outstanding (cost $186,493)				$9,136

SHORT-TERM INVESTMENTS (16.5%)(a)
			Principal amount/shares	Value

Alpine Securitization, Ltd. asset backed commercial paper 2.056%, 7/25/18			$11,300,000	$11,283,009

American Honda Finance Corp. commercial paper 2.046%, 8/6/18			14,500,000	14,468,838

Bank of Nova Scotia/Houston FRN certificates of deposit 2.213%, 7/6/18			5,000,000	5,000,235

Bedford Row Funding Corp. asset backed commercial paper 2.003%, 7/10/18			14,000,000	13,991,553

Chariot Funding, LLC asset backed commercial paper 2.054%, 8/3/18			14,500,000	14,470,578

GlaxoSmithKline, LLC commercial paper 2.033%, 7/24/18			14,000,000	13,980,653

Manhattan Asset Funding Co., LLC asset backed commercial paper 2.024%, 7/11/18			14,500,000	14,490,182

National Australia Bank, Ltd. commercial paper 1.952%, 7/2/18			13,450,000	13,447,804

Nordea Bank AB commercial paper 2.016%, 7/25/18			12,300,000	12,282,667

NRW.Bank commercial paper 2.067%, 7/13/18			14,000,000	13,988,981

Putnam Cash Collateral Pool, LLC 2.16%(AFF)		Shares	11,201,173	11,201,173

Putnam Short Term Investment Fund 2.04%(AFF)		Shares	269,737,256	269,737,256

Simon Property Group LP commercial paper 2.087%, 8/20/18			$11,750,000	11,714,765

Societe Generale SA commercial paper 2.086%, 7/31/18			14,250,000	14,225,276

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)		Shares	210,000	210,000

U.S. Treasury Bills 1.640%, 7/5/18(SEGSF)(SEGCCS)			$4,364,000	4,363,397

U.S. Treasury Bills 1.764%, 7/12/18(SEG)(SEGSF)(SEGCCS)			3,487,001	3,485,377

U.S. Treasury Bills 1.828%, 7/26/18(SEG)(SEGSF)			3,166,000	3,162,332

U.S. Treasury Bills 1.837%, 7/19/18(SEG)(SEGSF)(SEGCCS)			1,150,000	1,149,057

U.S. Treasury Bills 1.850%, 8/2/18(SEG)(SEGSF)(SEGCCS)			6,715,002	6,704,535

U.S. Treasury Bills 1.879%, 8/9/18(SEG)(SEGSF)(SEGCCS)			8,684,000	8,667,295

U.S. Treasury Bills 1.911%, 9/6/18(SEG)(SEGSF)			1,938,000	1,931,330

U.S. Treasury Bills 1.916%, 8/23/18(SEG)			2,756,999	2,749,713

U.S. Treasury Bills 1.922%, 9/13/18			119,000	118,547

U.S. Treasury Bills 1.931%, 9/20/18(SEG)(SEGSF)(SEGCCS)			302,000	300,741

Victory Receivables Corp. asset backed commercial paper 2.315%, 9/17/18			14,000,000	13,929,781

Total short-term investments (cost $481,069,106)				$481,055,075

TOTAL INVESTMENTS

Total investments (cost $2,788,109,431)				$2,973,114,183

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $384,513,441) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$6,958,953	$7,324,109	$(365,156)
	British Pound	Buy	9/19/18	12,224,609	12,483,242	(258,633)
	Canadian Dollar	Sell	7/18/18	9,702,069	9,687,238	(14,831)
	Euro	Buy	9/19/18	450,348	437,386	12,962
	Hong Kong Dollar	Buy	8/16/18	245,248	245,496	(248)
	Japanese Yen	Sell	8/16/18	2,655,424	2,704,923	49,499
	New Taiwan Dollar	Buy	8/16/18	60,851	23,560	37,291
	New Zealand Dollar	Sell	7/18/18	2,885,500	3,001,373	115,873
	Norwegian Krone	Buy	9/19/18	6,033,305	6,019,834	13,471
	Swedish Krona	Sell	9/19/18	5,369,609	5,464,281	94,672
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	6,372,299	6,610,714	(238,415)
	British Pound	Buy	9/19/18	3,097,139	3,139,701	(42,562)
	Canadian Dollar	Sell	7/18/18	114,282	86,930	(27,352)
	Euro	Buy	9/19/18	7,489,345	7,568,654	(79,309)
	Japanese Yen	Sell	8/16/18	82,227	61,796	(20,431)
	Norwegian Krone	Buy	9/19/18	5,974,655	5,964,877	9,778
	Swedish Krona	Sell	9/19/18	2,412,770	2,476,557	63,787
	Swiss Franc	Buy	9/19/18	5,188,290	5,244,263	(55,973)
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	8,925,393	9,291,250	(365,857)
	Brazilian Real	Buy	7/3/18	2,487,235	2,942,762	(455,527)
	Brazilian Real	Sell	7/3/18	2,487,235	2,940,159	452,924
	Canadian Dollar	Buy	7/18/18	3,877,693	3,936,721	(59,028)
	Danish Krone	Buy	9/19/18	6,348,601	6,367,096	(18,495)
	Euro	Sell	9/19/18	606,689	611,920	5,231
	Japanese Yen	Buy	8/16/18	463,537	478,616	(15,079)
	New Zealand Dollar	Buy	7/18/18	968,472	701,410	267,062
	Norwegian Krone	Buy	9/19/18	1,479,592	1,476,979	2,613
	Swedish Krona	Sell	9/19/18	4,854,382	4,976,826	122,444
Credit Suisse International
	Australian Dollar	Buy	7/18/18	12,256,003	12,701,595	(445,592)
	British Pound	Buy	9/19/18	399,276	392,933	6,343
	Canadian Dollar	Buy	7/18/18	92,750	52,444	40,306
	Euro	Sell	9/19/18	4,476,810	4,499,871	23,061
	Japanese Yen	Sell	8/16/18	483	489	6
	New Zealand Dollar	Sell	7/18/18	2,896,676	2,958,224	61,548
	Swedish Krona	Sell	9/19/18	6,317,572	6,431,530	113,958
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	2,752,395	3,209,573	(457,178)
	Brazilian Real	Buy	7/3/18	2,487,235	2,941,595	(454,360)
	Brazilian Real	Sell	7/3/18	2,487,235	2,908,139	420,904
	British Pound	Sell	9/19/18	156,930	158,720	1,790
	Canadian Dollar	Buy	7/18/18	956,945	993,379	(36,434)
	Chinese Yuan (Offshore)	Sell	8/16/18	79,161	6,113	(73,048)
	Euro	Sell	9/19/18	619,374	599,120	(20,254)
	Japanese Yen	Sell	8/16/18	3,657,114	3,702,702	45,588
	New Taiwan Dollar	Buy	8/16/18	42,359	32,929	9,430
	New Zealand Dollar	Sell	7/18/18	11,352,629	11,671,873	319,244
	Norwegian Krone	Buy	9/19/18	37,988,485	37,960,059	28,426
	South African Rand	Buy	7/18/18	2,666,792	2,959,529	(292,737)
	South African Rand	Sell	7/18/18	2,695,074	2,924,141	229,067
	Swedish Krona	Sell	9/19/18	3,419,100	3,635,412	216,312
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	4,045,593	4,257,169	(211,576)
	British Pound	Buy	9/19/18	2,926,040	2,959,780	(33,740)
	Chinese Yuan (Offshore)	Sell	8/16/18	79,161	7,022	(72,139)
	Japanese Yen	Sell	8/16/18	3,516,738	3,523,316	6,578
	New Zealand Dollar	Sell	7/18/18	5,752,646	5,880,103	127,457
	Swedish Krona	Sell	9/19/18	6,914,649	7,042,172	127,523
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	6,608,530	7,143,336	(534,806)
	British Pound	Buy	9/19/18	1,473,416	1,482,117	(8,701)
	Canadian Dollar	Sell	7/18/18	3,396,975	3,495,684	98,709
	Euro	Sell	9/19/18	2,993,741	2,988,577	(5,164)
	Japanese Yen	Sell	8/16/18	1,516,178	1,465,559	(50,619)
	New Zealand Dollar	Sell	7/18/18	5,596,122	5,976,731	380,609
	Norwegian Krone	Buy	9/19/18	5,638,321	5,631,672	6,649
	Russian Ruble	Buy	9/19/18	2,900,821	2,935,716	(34,895)
	Russian Ruble	Sell	9/19/18	2,900,821	2,920,704	19,883
	Singapore Dollar	Buy	8/16/18	2,513,678	2,568,919	(55,241)
	Swedish Krona	Sell	9/19/18	8,791,303	8,939,877	148,574
NatWest Markets PLC
	Canadian Dollar	Sell	7/18/18	2,995,465	2,982,129	(13,336)
	Euro	Sell	9/19/18	2,966,020	2,951,841	(14,179)
	Japanese Yen	Buy	8/16/18	2,909,404	2,916,617	(7,213)
	Swedish Krona	Sell	9/19/18	6,186,968	6,334,664	147,696
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	5,677,818	6,052,520	(374,702)
	British Pound	Buy	9/19/18	1,054,804	1,069,114	(14,310)
	Canadian Dollar	Sell	7/18/18	1,426,401	1,410,878	(15,523)
	Euro	Sell	9/19/18	7,508,492	7,482,574	(25,918)
	Japanese Yen	Buy	8/16/18	1,396,639	1,406,077	(9,438)
	New Zealand Dollar	Sell	7/18/18	4,363,775	4,529,805	166,030
	Norwegian Krone	Buy	9/19/18	11,445,869	11,434,890	10,979
	Swedish Krona	Sell	9/19/18	17,801,530	18,200,383	398,853
	Turkish Lira	Sell	9/19/18	5,581	5,520	(61)
UBS AG
	Australian Dollar	Buy	7/18/18	8,475,726	8,813,665	(337,939)
	Canadian Dollar	Buy	7/18/18	125,543	64,465	61,078
	Euro	Sell	9/19/18	2,935,950	2,935,045	(905)
	Japanese Yen	Sell	8/16/18	2,965,686	2,987,471	21,785
	New Zealand Dollar	Sell	7/18/18	6,278,976	6,705,425	426,449
	Norwegian Krone	Buy	9/19/18	5,743,219	5,729,558	13,661
	Swedish Krona	Sell	9/19/18	3,824,714	3,956,513	131,799
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	4,107,389	4,316,790	(209,401)

Unrealized appreciation						5,057,902

Unrealized (depreciation)						(5,826,305)

Total						$(768,403)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	282	$27,616,824	$27,571,140	Sep-18	$803,775
Russell 2000 Index E-Mini (Long)	1,856	152,476,812	152,888,000	Sep-18	(2,566,550)
S&P 500 Index E-Mini (Long)	1,268	172,344,658	172,549,440	Sep-18	(3,448,199)
S&P 500 Index E-Mini (Short)	220	29,902,070	29,937,600	Sep-18	(15,288)
S&P Mid Cap 400 Index E-Mini (Long)	318	62,063,106	62,203,980	Sep-18	(1,235,537)
Tokyo Price Index (Long)	186	29,078,764	29,072,212	Sep-18	(560,192)
U.S. Treasury Bond 30 yr (Long)	80	11,600,000	11,600,000	Sep-18	235,840
U.S. Treasury Bond Ultra 30 yr (Long)	156	24,891,750	24,891,750	Sep-18	614,126
U.S. Treasury Bond Ultra 30 yr (Short)	6	957,375	957,375	Sep-18	(24,481)
U.S. Treasury Note 2 yr (Long)	277	58,676,391	58,676,391	Sep-18	27,759
U.S. Treasury Note 2 yr (Short)	212	44,907,563	44,907,563	Sep-18	(26,784)
U.S. Treasury Note 5 yr (Long)	525	59,649,024	59,649,024	Sep-18	229,380
U.S. Treasury Note 5 yr (Short)	407	46,242,196	46,242,195	Sep-18	(185,408)
U.S. Treasury Note 10 yr (Long)	252	30,287,250	30,287,251	Sep-18	229,394
U.S. Treasury Note 10 yr (Short)	993	119,346,188	119,346,188	Sep-18	(901,767)
U.S. Treasury Note Ultra 10 yr (Long)	6	769,406	769,406	Sep-18	9,136

Unrealized appreciation					2,149,410

Unrealized (depreciation)					(8,964,206)

Total					$(6,814,796)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $26,240,273) (Unaudited)

Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 3.50%, 7/1/48	$3,000,000	7/12/18	$2,985,469
Federal National Mortgage Association, 3.00%, 8/1/48	8,000,000	8/13/18	7,740,625
Federal National Mortgage Association, 3.00%, 7/1/48	14,000,000	7/12/18	13,560,312
Government National Mortgage Association, 4.00%, 7/1/48	1,000,000	7/19/18	1,024,688
Government National Mortgage Association, 3.50%, 7/1/48	1,000,000	7/19/18	1,003,438

Total			$26,314,532

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$29,504,300	$179,327		$8,073	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$183,566
		12,151,700	73,858		38,653	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	(33,626)
		46,082,700	10,323	(E)	(19,518)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(9,196)
		68,118,500	15,259	(E)	24,814	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,555
		5,120,300	70,128	(E)	(38,130)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	31,999
		2,619,800	35,881	(E)	19,402	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,479)
		8,783,900	2,495	(E)	(7,311)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,816)
		13,649,800	10,701	(E)	16,984	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	27,685
		29,495,400	23,124	(E)	(37,596)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,720)
		769,000	408		(10)	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	(418)

	Total				$5,361				$127,550

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
		$8,913	$8,706	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(137)
		149,930	146,786	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,936)
		381	372	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5)
		118,585	118,832	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	389
		27,769	27,672	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	48
		40,557	37,684	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	2,498
		10,240	9,935	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(230)
		228,453	228,720	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	584
		772,487	783,755	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	12,336
		270,440	269,668	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	257

	Citibank, N.A.
		296,885	301,216	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	4,741
		123,011,679	124,549,420	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(1,254,982)
		153,220,612	149,443,743	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(3,797,143)

	Credit Suisse International
		1,043,933	1,045,019	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	2,317
		27,406	26,174	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,037)

	Goldman Sachs International
		13,620	13,149	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(322)
		2,525	2,462	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(34)
		22,069	21,555	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(339)
		22,069	21,555	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(339)
		92,422	90,383	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,251)
		15,518	15,473	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	15
		18,636	18,583	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	18
		351,771	350,767	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	334

	JPMorgan Securities LLC
		149,930	146,786	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,936
		53,051	51,816	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	815

	Upfront premium received			—		Unrealized appreciation		26,288

	Upfront premium (paid)			—		Unrealized (depreciation)		(5,057,755)

			Total	$—			Total	$(5,031,467)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	38,985	$4,062,245	2.72%
Alphabet, Inc. Class A	Information Technology	3,300	3,726,805	2.49%
Apple, Inc.	Information Technology	17,160	3,176,422	2.13%
Intuit, Inc.	Information Technology	15,241	3,113,885	2.08%
Texas Instruments, Inc.	Information Technology	25,697	2,833,075	1.90%
McDonald's Corp.	Consumer Discretionary	17,815	2,791,483	1.87%
Occidental Petroleum Corp.	Energy	33,331	2,789,163	1.87%
American Express Co.	Financials	27,989	2,742,900	1.84%
Humana, Inc.	Health Care	9,151	2,723,738	1.82%
Danaher Corp.	Health Care	26,653	2,630,151	1.76%
Raytheon Co.	Industrials	13,504	2,608,702	1.75%
Cognizant Technology Solutions Corp. Class A	Information Technology	32,758	2,587,569	1.73%
Northrop Grumman Corp.	Industrials	8,279	2,547,490	1.70%
Constellation Brands, Inc. Class A	Consumer Staples	11,583	2,535,229	1.70%
TJX Cos., Inc. (The)	Consumer Discretionary	26,627	2,534,396	1.70%
Exxon Mobil Corp.	Energy	30,285	2,505,511	1.68%
eBay, Inc.	Information Technology	66,204	2,400,568	1.61%
PNC Financial Services Group, Inc. (The)	Financials	17,763	2,399,778	1.61%
Pfizer, Inc.	Health Care	63,448	2,301,884	1.54%
Lowe's Cos., Inc.	Consumer Discretionary	23,718	2,266,729	1.52%
American Electric Power Co., Inc.	Utilities	32,323	2,238,382	1.50%
Honeywell International, Inc.	Industrials	14,638	2,108,664	1.41%
Baxter International, Inc.	Health Care	26,485	1,955,651	1.31%
Kimberly-Clark Corp.	Consumer Staples	17,928	1,888,568	1.26%
Johnson & Johnson	Health Care	15,051	1,826,332	1.22%
Norfolk Southern Corp.	Industrials	11,866	1,790,160	1.20%
Microsoft Corp.	Information Technology	18,092	1,784,041	1.19%
Duke Energy Corp.	Utilities	21,846	1,727,544	1.16%
NetApp, Inc.	Information Technology	21,662	1,701,144	1.14%
Facebook, Inc. Class A	Information Technology	8,744	1,699,066	1.14%
F5 Networks, Inc.	Information Technology	9,656	1,665,211	1.11%
Walt Disney Co. (The)	Consumer Discretionary	15,848	1,660,978	1.11%
Allstate Corp. (The)	Financials	18,055	1,647,839	1.10%
Fidelity National Information Services, Inc.	Information Technology	15,513	1,644,869	1.10%
Marathon Petroleum Corp.	Energy	22,789	1,598,860	1.07%
HP, Inc.	Information Technology	68,517	1,554,660	1.04%
Verizon Communications, Inc.	Telecommunication Services	30,140	1,516,346	1.01%
Sysco Corp.	Consumer Staples	21,908	1,496,071	1.00%
General Dynamics Corp.	Industrials	7,317	1,363,883	0.91%
Ross Stores, Inc.	Consumer Discretionary	15,491	1,312,880	0.88%
Kinder Morgan, Inc.	Energy	74,114	1,309,596	0.88%
Red Hat, Inc.	Information Technology	9,483	1,274,253	0.85%
Valero Energy Corp.	Energy	11,384	1,261,667	0.84%
Applied Materials, Inc.	Information Technology	26,136	1,207,221	0.81%
Harris Corp.	Industrials	8,330	1,203,979	0.81%
Exelon Corp.	Utilities	27,646	1,177,724	0.79%
UnitedHealth Group, Inc.	Health Care	4,766	1,169,243	0.78%
Merck & Co., Inc.	Health Care	19,191	1,164,883	0.78%
Waste Management, Inc.	Industrials	14,285	1,161,969	0.78%
Fiserv, Inc.	Information Technology	15,608	1,156,396	0.77%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,367	$20,000	$2,074	5/11/63	300 bp — Monthly	$(697)
	CMBX NA BBB-.6 Index	BBB-/P	2,591	43,000	4,459	5/11/63	300 bp — Monthly	(1,846)
	CMBX NA BBB-.6 Index	BBB-/P	5,309	86,000	8,918	5/11/63	300 bp — Monthly	(3,566)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	8	7,000	37	5/11/63	200 bp — Monthly	(27)
	CMBX NA A.6 Index	A/P	5	7,000	37	5/11/63	200 bp — Monthly	(29)
	CMBX NA A.6 Index	A/P	(3)	7,000	37	5/11/63	200 bp — Monthly	(37)
	CMBX NA A.6 Index	A/P	22	14,000	74	5/11/63	200 bp — Monthly	(48)
	CMBX NA A.6 Index	A/P	507	52,000	276	5/11/63	200 bp — Monthly	249
	CMBX NA A.6 Index	A/P	958	208,000	1,102	5/11/63	200 bp — Monthly	(75)
	CMBX NA A.7 Index	A-/P	—	15,000	60	1/17/47	200 bp — Monthly	65
	CMBX NA BB.6 Index	BB/P	57,595	234,000	44,951	5/11/63	500 bp — Monthly	12,838
	CMBX NA BBB-.6 Index	BBB-/P	1,472	15,000	1,556	5/11/63	300 bp — Monthly	(76)
	CMBX NA BBB-.6 Index	BBB-/P	8,961	84,000	8,711	5/11/63	300 bp — Monthly	292

	Credit Suisse International
	CMBX NA A.6 Index	A/P	34	22,000	117	5/11/63	200 bp — Monthly	(75)
	CMBX NA A.6 Index	A/P	77	40,000	212	5/11/63	200 bp — Monthly	(121)
	CMBX NA A.6 Index	A/P	12,962	260,000	1,378	5/11/63	200 bp — Monthly	11,671
	CMBX NA A.6 Index	A/P	158,748	3,128,000	16,578	5/11/63	200 bp — Monthly	143,211
	CMBX NA A.7 Index	A-/P	3,286	79,000	316	1/17/47	200 bp — Monthly	3,628
	CMBX NA A.7 Index	A-/P	1,104	30,000	120	1/17/47	200 bp — Monthly	1,234
	CMBX NA BBB-.6 Index	BBB-/P	13,550	107,000	11,096	5/11/63	300 bp — Monthly	2,508
	CMBX NA BBB-.6 Index	BBB-/P	23,059	212,000	21,984	5/11/63	300 bp — Monthly	1,180
	CMBX NA BBB-.6 Index	BBB-/P	41,485	388,000	40,236	5/11/63	300 bp — Monthly	1,444
	CMBX NA BBB-.7 Index	BBB-/P	33,278	421,000	29,807	1/17/47	300 bp — Monthly	3,681

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	6,277	124,000	657	5/11/63	200 bp — Monthly	5,661
	CMBX NA A.6 Index	A/P	6,277	124,000	657	5/11/63	200 bp — Monthly	5,661
	CMBX NA A.6 Index	A/P	6,453	124,000	657	5/11/63	200 bp — Monthly	5,837
	CMBX NA A.6 Index	A/P	8,866	135,000	716	5/11/63	200 bp — Monthly	8,195
	CMBX NA A.6 Index	A/P	8,151	165,000	875	5/11/63	200 bp — Monthly	7,332
	CMBX NA A.6 Index	A/P	7,609	246,000	1,304	5/11/63	200 bp — Monthly	6,387
	CMBX NA A.6 Index	A/P	13,238	257,000	1,362	5/11/63	200 bp — Monthly	11,962
	CMBX NA A.6 Index	A/P	12,800	408,000	2,162	5/11/63	200 bp — Monthly	10,773
	CMBX NA A.6 Index	A/P	34,350	570,000	3,021	5/11/63	200 bp — Monthly	31,519
	CMBX NA A.6 Index	A/P	35,368	695,000	3,684	5/11/63	200 bp — Monthly	31,916
	CMBX NA A.7 Index	A-/P	43,863	870,000	3,480	1/17/47	200 bp — Monthly	47,633
	CMBX NA BBB-.6 Index	BBB-/P	2,769	35,000	3,630	5/11/63	300 bp — Monthly	(843)
	CMBX NA BBB-.6 Index	BBB-/P	4,006	37,000	3,837	5/11/63	300 bp — Monthly	187
	CMBX NA BBB-.6 Index	BBB-/P	4,769	70,000	7,259	5/11/63	300 bp — Monthly	(2,455)
	CMBX NA BBB-.6 Index	BBB-/P	3,651	70,000	7,259	5/11/63	300 bp — Monthly	(3,573)
	CMBX NA BBB-.6 Index	BBB-/P	8,158	74,000	7,674	5/11/63	300 bp — Monthly	521
	CMBX NA BBB-.6 Index	BBB-/P	7,764	92,000	9,540	5/11/63	300 bp — Monthly	(1,731)
	CMBX NA BBB-.6 Index	BBB-/P	11,477	136,000	14,103	5/11/63	300 bp — Monthly	(2,559)
	CMBX NA BBB-.6 Index	BBB-/P	12,435	144,000	14,933	5/11/63	300 bp — Monthly	(2,426)
	CMBX NA BBB-.6 Index	BBB-/P	11,950	247,000	25,614	5/11/63	300 bp — Monthly	(13,540)
	CMBX NA BBB-.6 Index	BBB-/P	31,899	262,000	27,169	5/11/63	300 bp — Monthly	4,861
	CMBX NA BBB-.6 Index	BBB-/P	67,247	717,000	74,353	5/11/63	300 bp — Monthly	(6,747)
	CMBX NA BBB-.6 Index	BBB-/P	65,023	865,000	89,701	5/11/63	300 bp — Monthly	(24,245)
	CMBX NA BBB-.7 Index	BBB-/P	1,603	23,000	1,628	1/17/47	300 bp — Monthly	(14)
	CMBX NA BBB-.7 Index	BBB-/P	36,072	458,000	32,426	1/17/47	300 bp — Monthly	3,874

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	13,558	64,000	12,294	5/11/63	500 bp — Monthly	1,317
	CMBX NA BB.6 Index	BB/P	14,604	69,000	13,255	5/11/63	500 bp — Monthly	1,406
	CMBX NA A.6 Index	A/P	5,480	107,000	567	5/11/63	200 bp — Monthly	4,949
	CMBX NA A.6 Index	A/P	8,974	145,000	769	5/11/63	200 bp — Monthly	8,254
	CMBX NA A.6 Index	A/P	10,305	171,000	906	5/11/63	200 bp — Monthly	9,456
	CMBX NA A.6 Index	A/P	14,837	293,000	1,553	5/11/63	200 bp — Monthly	13,382
	CMBX NA A.6 Index	A/P	19,478	331,000	1,754	5/11/63	200 bp — Monthly	17,834
	CMBX NA A.6 Index	A/P	16,035	352,000	1,866	5/11/63	200 bp — Monthly	14,287
	CMBX NA A.6 Index	A/P	10,929	381,000	2,019	5/11/63	200 bp — Monthly	9,036
	CMBX NA A.6 Index	A/P	12,641	383,000	2,030	5/11/63	200 bp — Monthly	10,739
	CMBX NA A.6 Index	A/P	13,363	408,000	2,162	5/11/63	200 bp — Monthly	11,336
	CMBX NA A.6 Index	A/P	13,700	453,000	2,401	5/11/63	200 bp — Monthly	11,450
	CMBX NA A.6 Index	A/P	23,250	511,000	2,708	5/11/63	200 bp — Monthly	20,712
	CMBX NA A.6 Index	A/P	16,858	599,000	3,175	5/11/63	200 bp — Monthly	13,883
	CMBX NA A.6 Index	A/P	38,013	786,000	4,166	5/11/63	200 bp — Monthly	34,109
	CMBX NA A.7 Index	A-/P	13,857	316,000	1,264	1/17/47	200 bp — Monthly	15,227
	CMBX NA BBB-.6 Index	BBB-/P	3,108	20,000	2,074	5/11/63	300 bp — Monthly	1,044
	CMBX NA BBB-.6 Index	BBB-/P	3,753	34,000	3,526	5/11/63	300 bp — Monthly	244
	CMBX NA BBB-.6 Index	BBB-/P	4,150	37,000	3,837	5/11/63	300 bp — Monthly	332
	CMBX NA BBB-.6 Index	BBB-/P	5,357	38,000	3,941	5/11/63	300 bp — Monthly	1,435
	CMBX NA BBB-.6 Index	BBB-/P	4,518	42,000	4,355	5/11/63	300 bp — Monthly	184
	CMBX NA BBB-.6 Index	BBB-/P	4,518	42,000	4,355	5/11/63	300 bp — Monthly	184
	CMBX NA BBB-.6 Index	BBB-/P	6,500	52,000	5,392	5/11/63	300 bp — Monthly	1,134
	CMBX NA BBB-.6 Index	BBB-/P	6,053	55,000	5,704	5/11/63	300 bp — Monthly	377
	CMBX NA BBB-.6 Index	BBB-/P	7,036	62,000	6,429	5/11/63	300 bp — Monthly	638
	CMBX NA BBB-.6 Index	BBB-/P	48,908	278,000	28,829	5/11/63	300 bp — Monthly	20,219
	CMBX NA BBB-.6 Index	BBB-/P	103,231	862,000	89,389	5/11/63	300 bp — Monthly	14,272

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	5,006	45,000	4,667	5/11/63	300 bp — Monthly	362

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,374	75,000	7,778	5/11/63	300 bp — Monthly	2,634
	CMBX NA A.6 Index	A/P	60	1,000	5	5/11/63	200 bp — Monthly	55
	CMBX NA A.6 Index	A/P	—	1,000	5	5/11/63	200 bp — Monthly	(5)
	CMBX NA A.6 Index	A/P	76	28,000	148	5/11/63	200 bp — Monthly	(63)
	CMBX NA A.6 Index	A/P	8,628	167,000	885	5/11/63	200 bp — Monthly	7,798
	CMBX NA A.7 Index	A-/P	81	6,000	24	1/17/47	200 bp — Monthly	107
	CMBX NA BB.6 Index	BB/P	18,418	75,000	14,408	5/11/63	500 bp — Monthly	4,073
	CMBX NA BB.6 Index	BB/P	36,962	150,000	28,815	5/11/63	500 bp — Monthly	8,272
	CMBX NA BBB-.6 Index	BBB-/P	13,814	114,000	11,822	5/11/63	300 bp — Monthly	2,049

	Upfront premium received		1,354,886			Unrealized appreciation		627,110

	Upfront premium (paid)		(3)			Unrealized (depreciation)		(64,798)

	Total		$1,354,883				Total	$562,312

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(14,531)	$72,000	$10,476	1/17/47	(500 bp) — Monthly	$(4,115)
	CMBX NA BB.7 Index	(8,981)	55,000	8,003	1/17/47	(500 bp) — Monthly	(1,024)
	CMBX NA BB.7 Index	(8,638)	55,000	8,003	1/17/47	(500 bp) — Monthly	(681)
	CMBX NA BB.9 Index	(16,712)	108,000	18,079	9/17/58	(500 bp) — Monthly	1,277
	CMBX NA BB.9 Index	(16,637)	108,000	18,079	9/17/58	(500 bp) — Monthly	1,352
	CMBX NA BB.9 Index	(8,454)	54,000	9,040	9/17/58	(500 bp) — Monthly	541

	Credit Suisse International
	CMBX NA BB.7 Index	(11,261)	638,000	122,560	5/11/63	(500 bp) — Monthly	110,768
	CMBX NA BB.7 Index	(56,748)	345,000	50,198	1/17/47	(500 bp) — Monthly	(6,838)
	CMBX NA BB.7 Index	(28,223)	153,000	22,262	1/17/47	(500 bp) — Monthly	(6,089)
	CMBX NA BB.9 Index	(26,498)	166,000	27,788	9/17/58	(500 bp) — Monthly	1,152

	Goldman Sachs International
	CMBX NA BB.6 Index	(23,529)	230,000	44,183	5/11/63	(500 bp) — Monthly	20,463
	CMBX NA BB.7 Index	(6,961)	46,000	6,693	1/17/47	(500 bp) — Monthly	(306)
	CMBX NA BB.7 Index	(86,296)	425,000	61,838	1/17/47	(500 bp) — Monthly	(24,813)
	CMBX NA BB.7 Index	(16,548)	101,000	14,696	1/17/47	(500 bp) — Monthly	(1,937)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(11,020)	69,000	10,040	1/17/47	(500 bp) — Monthly	(1,038)
	CMBX NA BB.7 Index	(10,231)	64,000	9,312	1/17/47	(500 bp) — Monthly	(972)
	CMBX NA BB.6 Index	(13,694)	103,000	19,786	5/11/63	(500 bp) — Monthly	6,006
	CMBX NA BB.6 Index	(11,389)	81,000	15,560	5/11/63	(500 bp) — Monthly	4,104
	CMBX NA BB.6 Index	(3,452)	24,000	4,610	5/11/63	(500 bp) — Monthly	1,139
	CMBX NA BB.7 Index	(91,245)	533,000	77,552	1/17/47	(500 bp) — Monthly	(14,138)
	CMBX NA BB.7 Index	(21,925)	135,000	19,643	1/17/47	(500 bp) — Monthly	(2,395)
	CMBX NA BB.7 Index	(12,452)	64,000	9,312	1/17/47	(500 bp) — Monthly	(3,194)
	CMBX NA BB.7 Index	(11,519)	64,000	9,312	1/17/47	(500 bp) — Monthly	(2,260)
	CMBX NA BB.7 Index	(8,638)	55,000	8,003	1/17/47	(500 bp) — Monthly	(681)
	CMBX NA BB.7 Index	(8,140)	52,000	7,566	1/17/47	(500 bp) — Monthly	(617)
	CMBX NA BBB-.7 Index	(3,090)	42,000	2,974	1/17/47	(300 bp) — Monthly	(138)
	CMBX NA BBB-.7 Index	(3,090)	42,000	2,974	1/17/47	(300 bp) — Monthly	(138)
	CMBX NA BBB-.7 Index	(3,236)	29,000	2,053	1/17/47	(300 bp) — Monthly	(1,197)
	CMBX NA BBB-.7 Index	(1,988)	22,000	1,558	1/17/47	(300 bp) — Monthly	(441)
	CMBX NA BBB-.7 Index	(2,095)	20,000	1,416	1/17/47	(300 bp) — Monthly	(689)
	CMBX NA BBB-.7 Index	(1,004)	9,000	637	1/17/47	(300 bp) — Monthly	(372)

	Merrill Lynch International
	CMBX NA BB.7 Index	(44,585)	257,000	37,394	1/17/47	(500 bp) — Monthly	(7,405)
	CMBX NA BB.9 Index	(8,395)	54,000	9,040	9/17/58	(500 bp) — Monthly	599
	CMBX NA BB.9 Index	(8,320)	54,000	9,040	9/17/58	(500 bp) — Monthly	674

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(4,177)	41,000	2,903	1/17/47	(300 bp) — Monthly	(1,295)
	CMBX NA BB.7 Index	(30,166)	150,000	21,825	1/17/47	(500 bp) — Monthly	(8,466)
	CMBX NA BB.7 Index	(24,296)	126,000	18,333	1/17/47	(500 bp) — Monthly	(6,068)
	CMBX NA BB.7 Index	(15,137)	75,000	10,913	1/17/47	(500 bp) — Monthly	(4,287)

	Upfront premium received	—			Unrealized appreciation		148,075

	Upfront premium (paid)	(683,301)			Unrealized (depreciation)		(101,594)

	Total	$(683,301)				Total	$46,481

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(1,492,376)	$25,071,000	$1,473,924	6/20/23	500 bp — Quarterly	$19,851
	NA Investment Grade Index	BBB+/P	(832,838)	51,300,000	758,932	6/20/23	100 bp — Quarterly	(58,231)

	Total		$(2,325,214)					$(38,380)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation

	NA HY Series 30 Index	$3,659,077	$58,640,000	$3,447,446	6/20/23	(500 bp) — Quarterly	$122,043

	Total	$3,659,077					$122,043

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,910,991,895.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,732, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$31,273,602	$236,933,170	$257,005,599	$373,530	$11,201,173
	Putnam Short Term Investment Fund**	234,437,630	336,236,373	300,936,747	2,876,123	269,737,256

	Total Short-term investments	$265,711,232	$573,169,543	$557,942,346	$3,249,653	$280,938,429
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,201,173, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $10,744,521.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $20,521,218.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,792,413.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,480,468.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $44,855,792 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.4%
	Japan	4.7
	United Kingdom	2.9
	France	2.0
	Germany	1.8
	China	1.7
	Australia	1.6
	Switzerland	1.2
	Sweden	1.2
	Taiwan	1.0
	Canada	0.8
	South Korea	0.8
	Spain	0.6
	Italy	0.6
	Hong Kong	0.6
	Netherlands	0.6
	India	0.5
	Other	4.0

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $135,840 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $6,483,783 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,792,413 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$59,957,150	$31,211,817	$—
Capital goods	122,609,188	20,015,192	—
Communication services	50,336,038	6,949,174	986
Conglomerates	11,328,568	—	—
Consumer cyclicals	230,714,681	39,133,849	4
Consumer staples	128,320,099	26,770,410	9,728
Energy	82,896,156	34,652,189	29,555
Financials	323,218,134	60,802,022	—
Government	—	82,965	—
Health care	189,380,204	35,205,995	—
Technology	404,866,159	3,425,219	—
Transportation	28,507,483	10,348,074	—
Utilities and power	51,733,232	11,986,640	—
Total common stocks	1,683,867,092	280,583,546	40,273
Asset-backed securities	—	9,605,465	—
Commodity linked notes	—	19,254,622	—
Convertible bonds and notes	—	278,127	—
Convertible preferred stocks	—	239,397	—
Corporate bonds and notes	—	283,924,135	26
Foreign government and agency bonds and notes	—	8,469,325	—
Investment companies	962,501	—	—
Mortgage-backed securities	—	47,974,739	—
Preferred stocks	176,736	—	—
Purchased options outstanding	—	9,136	—
Senior loans	—	4,476,624	—
U.S. government and agency mortgage obligations	—	145,610,466	—
U.S. treasury obligations	—	213,872	—
Warrants	934	6,372,092	—
Short-term investments	269,947,256	211,107,819	—

Totals by level	$1,954,954,519	$1,018,119,365	$40,299

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(768,403)	$—
Futures contracts	(6,814,796)	—	—
TBA sale commitments	—	(26,314,532)	—
Interest rate swap contracts	—	122,189	—
Total return swap contracts	—	(5,031,467)	—
Credit default contracts	—	(1,312,989)	—

Totals by level	$(6,814,796)	$(33,305,202)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,022,319	$4,335,308
Foreign exchange contracts	5,067,038	5,826,305
Equity contracts	7,176,801	12,877,891
Interest rate contracts	1,641,063	1,291,021

Total	$16,907,221	$24,330,525

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$42,300,000
Futures contracts (number of contracts)		7,000
Forward currency contracts (contract amount)		$732,800,000
Centrally cleared interest rate swap contracts (notional)		$224,300,000
OTC total return swap contracts (notional)		$273,200,000
OTC credit default contracts (notional)		$27,300,000
Centrally cleared credit default contracts (notional)		$119,100,000
Warrants (number of warrants)		1,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018